UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Diversified Income Fund	July 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.029% 9/26/33 ϕ	821,069	$931,587
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 ϕ	821	834
Series 2002-W11 AV1 0.828% 11/25/32 ●	4,743	4,625
Total Agency Asset-Backed Securities (cost $796,239)		937,046

Agency Collateralized Mortgage Obligations – 4.37%
Fannie Mae Connecticut Avenue Securities
Series 2016-C03 1M1 2.488% 10/25/28 ●	6,345,675	6,432,258
Series 2016-C04 1M1 1.943% 1/25/29 ●	3,495,000	3,504,052
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	11,813	13,560
Series 2002-T4 A3 7.50% 12/25/41	127,501	149,826
Series 2002-T19 A1 6.50% 7/25/42	93,430	109,167
Series 2004-T1 1A2 6.50% 1/25/44	41,609	50,399
Fannie Mae Interest Strip
Series 265 2 9.00% 3/25/24	4,824	5,794
Series 413 167 4.50% 7/25/42 ●∑	223,108	42,321
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.221% 2/25/42 ●	12,860	15,274
Series 2002-W6 2A 6.667% 6/25/42 ●	25,515	29,795
Series 2003-W1 2A 6.283% 12/25/42 ●	13,917	16,516
Series 2003-W10 1A4 4.505% 6/25/43	18,427	20,057
Series 2003-W15 2A7 5.55% 8/25/43	19,531	20,944
Series 2004-W11 1A2 6.50% 5/25/44	275,291	333,855
Fannie Mae REMICs
Series 1990-92 C 7.00% 8/25/20	502	536
Series 1996-46 ZA 7.50% 11/25/26	109,123	123,521
Series 2001-50 BA 7.00% 10/25/41	57,740	67,634
Series 2002-77 Z 5.50% 12/25/32	1,175,829	1,322,743
Series 2002-83 GH 5.00% 12/25/17	32,934	33,583
Series 2002-90 A2 6.50% 11/25/42	174,193	197,974
Series 2003-11 BY 5.50% 2/25/33	86,255	97,539
Series 2003-26 AT 5.00% 11/25/32	457,215	459,894
Series 2003-38 MP 5.50% 5/25/23	1,376,952	1,505,796
Series 2003-78 B 5.00% 8/25/23	50,300	54,398
Series 2005-70 PA 5.50% 8/25/35	418,225	475,968
Series 2005-110 MB 5.50% 9/25/35	548,750	585,115
Series 2007-40 PT 5.50% 5/25/37	19,800	22,369
Series 2008-15 SB 6.112% 8/25/36 ●∑	853,788	179,404
Series 2009-11 MP 7.00% 3/25/49	21,567	25,274
Series 2009-94 AC 5.00% 11/25/39	3,417,910	3,767,490

NQ-189 [7/16] 9/16 (17516)    1

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2010-35 AB 5.00% 11/25/49	147,301	$161,928
Series 2010-41 PN 4.50% 4/25/40	7,644,413	8,493,706
Series 2010-43 HJ 5.50% 5/25/40	1,074,293	1,220,184
Series 2010-75 NA 4.00% 9/25/28	130,870	131,847
Series 2010-96 DC 4.00% 9/25/25	9,475,584	10,047,007
Series 2010-129 SM 5.512% 11/25/40 ●∑	6,668,288	1,143,714
Series 2011-105 FP 0.888% 6/25/41 ●	24,628	24,589
Series 2011-113 CP 5.00% 9/25/39	980,587	1,096,113
Series 2012-19 HB 4.00% 1/25/42	707,462	743,975
Series 2012-19 NI 3.50% 10/25/31 ∑	3,778,491	431,860
Series 2012-98 MI 3.00% 8/25/31 ∑	9,196,975	838,584
Series 2012-122 SD 5.612% 11/25/42 ●∑	14,036,392	3,172,021
Series 2013-2 LZ 3.00% 2/25/43	1,330,283	1,346,814
Series 2013-20 IH 3.00% 3/25/33 ∑	5,323,213	636,204
Series 2013-31 MI 3.00% 4/25/33 ∑	26,813,943	3,228,227
Series 2013-43 IX 4.00% 5/25/43 ∑	26,007,873	5,410,015
Series 2013-44 DI 3.00% 5/25/33 ∑	33,474,319	4,455,854
Series 2013-44 Z 3.00% 5/25/43	209,275	210,807
Series 2013-55 AI 3.00% 6/25/33 ∑	10,555,136	1,251,770
Series 2013-62 PY 2.50% 6/25/43	105,000	104,783
Series 2013-72 ZL 3.50% 7/25/43	347,086	353,832
Series 2014-21 ID 3.50% 6/25/33 ∑	118,365	13,315
Series 2014-36 ZE 3.00% 6/25/44	4,339,784	4,470,471
Series 2014-68 BS 5.662% 11/25/44 ●∑	9,300,590	1,993,692
Series 2014-72 ZJ 3.00% 11/25/44	417,419	435,681
Series 2014-77 AI 3.00% 10/25/40 ∑	467,199	44,031
Series 2014-85 IB 3.00% 12/25/44 ∑	1,528,903	281,155
Series 2014-90 SA 5.662% 1/25/45 ●∑	26,266,094	5,707,958
Series 2015-27 SA 5.962% 5/25/45 ●∑	3,504,790	793,531
Series 2015-31 ZD 3.00% 5/25/45	668,577	684,765
Series 2015-34 OK 0.00% 3/25/44 Ω	920,667	819,115
Series 2015-44 Z 3.00% 9/25/43	9,101,747	9,124,346
Series 2015-66 KI 3.00% 9/25/45 ∑	2,939,176	431,855
Series 2015-90 AZ 3.00% 6/25/41	568,246	584,532
Series 2016-55 SK 5.517% 8/25/46 ●∑	6,085,000	1,597,312
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	127,169	143,086
Series 2326 ZQ 6.50% 6/15/31	368,348	420,362
Series 2557 WE 5.00% 1/15/18	408,150	416,717
Series 2621 QH 5.00% 5/15/33	47,851	52,992
Series 2624 QH 5.00% 6/15/33	38,439	42,743
Series 2708 ZD 5.50% 11/15/33	44,478	50,206

2     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 2717 MH 4.50% 12/15/18	16,901	$17,344
Series 2809 DC 4.50% 6/15/19	308,512	316,646
Series 2981 NE 5.00% 5/15/35	11,805	13,015
Series 3123 HT 5.00% 3/15/26	20,932	22,882
Series 3139 ZT 5.50% 4/15/36	153,842	174,004
Series 3150 EQ 5.00% 5/15/26	27,952	30,447
Series 3232 KF 0.931% 10/15/36 ●	51,152	51,255
Series 3239 EF 0.831% 11/15/36 ●	9,310	9,298
Series 3290 PE 5.50% 3/15/37	205,689	231,234
Series 3574 D 5.00% 9/15/39	146,586	163,712
Series 3578 EO 0.00% 5/15/37 Ω	1,072,559	1,025,011
Series 3656 PM 5.00% 4/15/40	6,778,118	7,545,727
Series 3662 ZB 5.50% 8/15/36	250,801	281,912
Series 3804 EH 3.50% 7/15/40	66,149	68,938
Series 4065 DE 3.00% 6/15/32	1,626,000	1,748,973
Series 4097 VY 1.50% 8/15/42	341,521	303,531
Series 4109 AI 3.00% 7/15/31 ∑	16,922,355	1,466,138
Series 4120 IK 3.00% 10/15/32 ∑	14,069,300	1,587,450
Series 4122 LI 3.00% 10/15/27 ∑	710,363	67,367
Series 4136 EZ 3.00% 11/15/42	3,928,791	4,013,479
Series 4142 HA 2.50% 12/15/32	649,130	654,538
Series 4146 IA 3.50% 12/15/32 ∑	7,399,588	1,082,981
Series 4150 PQ 2.50% 1/15/43	562,246	561,061
Series 4158 ZT 3.00% 1/15/43	230,364	244,021
Series 4159 KS 5.669% 1/15/43 ●∑	6,514,775	1,579,215
Series 4171 MN 3.00% 2/15/43	867,071	902,612
Series 4180 ZB 3.00% 3/15/43	1,065,556	1,099,071
Series 4181 DI 2.50% 3/15/33 ∑	4,219,692	434,518
Series 4184 GS 5.639% 3/15/43 ●∑	7,058,731	1,685,131
Series 4185 LI 3.00% 3/15/33 ∑	8,186,265	950,351
Series 4191 CI 3.00% 4/15/33 ∑	3,423,560	427,389
Series 4217 HI 2.50% 6/15/28 ∑	720,707	65,111
Series 4251 KI 2.50% 4/15/28 ∑	558,174	32,483
Series 4342 CI 3.00% 11/15/33 ∑	2,601,553	248,493
Series 4356 GZ 2.00% 1/15/43	144,432	132,495
Series 4389 ZC 3.00% 9/15/44	848,077	869,299
Series 4391 GZ 2.50% 12/15/40	105,984	104,697
Series 4403 CZ 3.00% 10/15/44	121,414	122,765
Series 4435 DY 3.00% 2/15/35	6,624,571	6,964,483
Series 4453 DI 3.50% 11/15/33 ∑	3,471,974	382,975
Series 4479 TI 4.00% 7/15/34 ∑	1,441,559	203,048
Series 4520 AI 3.50% 10/15/35 ∑	2,023,589	263,786

NQ-189 [7/16] 9/16 (17516)     3

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4592 WT 5.50% 6/15/46	15,033,714	$16,892,049
Series 4594 SG 5.519% 6/15/46 ●∑	17,556,819	4,599,872
Freddie Mac Strips
Series 19 F 1.308% 6/1/28 ●	2,068	2,046
Series 267 S5 5.519% 8/15/42 ●∑	9,010,336	2,055,713
Series 299 S1 5.519% 1/15/43 ●∑	6,751,415	1,485,403
Series 303 151 4.354% 12/15/42 ●∑	1,050,152	209,074
Series 326 S2 5.469% 3/15/44 ●∑	4,636,317	1,059,120
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN4 M2 2.888% 10/25/24 ●	1,446,131	1,457,665
Series 2015-DNA3 M2 3.338% 4/25/28 ●	3,390,000	3,498,855
Series 2015-HQA1 M2 3.138% 3/25/28 ●	2,750,000	2,822,818
Series 2015-HQA2 M2 3.288% 5/25/28 ●	3,795,000	3,904,954
Series 2016-DNA1 M2 3.388% 7/25/28 ●	2,515,000	2,599,548
Series 2016-DNA3 M2 2.488% 12/25/28 ●	1,485,000	1,499,862
Series 2016-HQA2 M2 2.738% 11/25/28 ●	1,720,000	1,743,265
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ⧫	77,897	93,951
Series T-54 2A 6.50% 2/25/43 ⧫	22,048	26,795
Series T-58 2A 6.50% 9/25/43 ⧫	481,664	573,883
GNMA
Series 2010-113 KE 4.50% 9/20/40	20,442,264	23,148,133
Series 2012-145 PY 2.00% 12/20/42	1,923,000	1,839,486
Series 2013-113 AZ 3.00% 8/20/43	7,861,892	7,894,999
Series 2015-133 AL 3.00% 5/20/45	9,636,978	9,970,731
Series 2015-139 EY 2.50% 9/16/45	1,548,000	1,527,117
Series 2016-49 PZ 3.00% 11/16/45	317,368	323,646
Series 2016-74 PL 3.00% 5/20/46	1,227,000	1,268,210
Series 2016-80 JZ 3.00% 6/20/46	348,870	359,531
Vendee Mortgage Trust
Series 2000-1 1A 6.415% 1/15/30 ●	16,536	19,156
Total Agency Collateralized Mortgage Obligations (cost $223,146,907)		221,299,523

Agency Commercial Mortgage-Backed Securities – 1.61%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K041 A2 3.171% 10/25/24 ⧫	11,405,000	12,494,546
Series K055 A2 2.673% 3/25/26 ⧫	9,465,000	9,973,382
Series K056 A2 2.525% 5/25/26 ⧫	3,165,000	3,259,792
Series K722 A1 2.183% 5/25/22 ⧫	3,460,375	3,556,578
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.631% 11/25/49 #●	1,745,000	1,907,067

4     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2011-K13 B 144A 4.61% 1/25/48 #●	1,380,000	$1,513,160
Series 2011-K14 B 144A 5.167% 2/25/47 #●	2,540,000	2,860,666
Series 2011-K15 B 144A 4.948% 8/25/44 #●	485,000	539,190
Series 2012-K18 B 144A 4.255% 1/25/45 #●	2,450,000	2,678,560
Series 2012-K22 B 144A 3.686% 8/25/45 #●	4,285,000	4,524,155
Series 2012-K23 C 144A 3.656% 10/25/45 #●	1,236,000	1,237,488
Series 2012-K708 B 144A 3.751% 2/25/45 #●	4,225,000	4,372,689
Series 2012-K708 C 144A 3.751% 2/25/45 #●	1,380,000	1,382,641
Series 2013-K25 B 144A 3.618% 11/25/45 #●	4,250,000	4,490,095
Series 2013-K25 C 144A 3.618% 11/25/45 #●	1,550,000	1,509,280
Series 2013-K30 C 144A 3.557% 6/25/45 #●	975,000	939,769
Series 2013-K33 B 144A 3.503% 8/25/46 #●	3,285,000	3,398,683
Series 2013-K35 C 144A 3.942% 8/25/23 #●	825,000	817,147
Series 2013-K712 B 144A 3.369% 5/25/45 #●	5,025,000	5,161,503
Series 2013-K712 C 144A 3.369% 5/25/45 #●	380,000	387,352
Series 2013-K713 B 144A 3.165% 4/25/46 #●	2,935,000	2,997,391
Series 2013-K713 C 144A 3.165% 4/25/46 #●	5,765,000	5,763,401
Series 2014-K716 C 144A 3.953% 8/25/47 #●	5,770,000	5,751,795
Total Agency Commercial Mortgage-Backed Securities (cost $80,217,249)		81,516,330

Agency Mortgage-Backed Securities – 19.24%
Fannie Mae ARM
2.197% 1/1/36 ●	67,365	69,991
2.317% 7/1/33 ●	55,705	57,590
2.329% 9/1/38 ●	292,085	312,843
2.332% 11/1/24 ●	1,609	1,686
2.405% 3/1/38 ●	6,976	7,300
2.413% 5/1/43 ●	5,290,179	5,463,265
2.489% 12/1/33 ●	9,511	10,099
2.553% 11/1/35 ●	79,537	83,943
2.553% 6/1/43 ●	1,266,047	1,307,695
2.561% 8/1/34 ●	17,652	18,440
2.582% 5/1/36 ●	103,801	110,024
2.59% 11/1/32 ●	397	416
2.612% 8/1/35 ●	67,737	71,446
2.646% 8/1/36 ●	20,654	21,655
2.692% 7/1/36 ●	54,998	57,831
2.731% 7/1/36 ●	2,081	2,216
2.834% 4/1/36 ●	506	535
2.846% 4/1/37 ●	1,084,783	1,142,037
2.848% 6/1/34 ●	22,807	24,150
2.908% 6/1/37 ●	8,040	8,529

NQ-189 [7/16] 9/16 (17516)     5

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae ARM
2.913% 7/1/45 ●	1,501,795	$1,563,076
2.928% 4/1/36 ●	162,777	172,835
2.966% 4/1/46 ●	1,075,695	1,122,786
2.967% 6/1/36 ●	79,644	83,892
3.027% 6/1/34 ●	917	964
3.21% 4/1/44 ●	2,210,283	2,316,383
3.231% 3/1/44 ●	3,891,785	4,101,502
3.276% 9/1/43 ●	3,206,955	3,360,217
6.10% 8/1/37 ●	174,322	173,868
Fannie Mae Relocation 30 yr
5.00% 11/1/33	18,441	20,028
5.00% 1/1/34	1,495	1,580
5.00% 11/1/34	29,104	31,713
5.00% 4/1/35	36,875	39,609
5.00% 10/1/35	51,204	56,108
5.00% 1/1/36	65,058	71,103
Fannie Mae S.F. 15 yr
2.50% 5/1/31	5,687,917	5,905,187
3.00% 11/1/26	8,218,635	8,674,111
3.00% 9/1/30	4,195,111	4,421,327
3.00% 12/1/30	5,134,227	5,415,101
3.00% 2/1/31	1,369,876	1,443,856
3.00% 3/1/31	4,775,372	5,023,550
3.50% 7/1/26	3,066,604	3,256,947
3.50% 11/1/27	633,496	673,971
3.50% 11/1/28	304,495	325,127
4.00% 11/1/25	8,677,304	9,263,428
4.00% 1/1/27	14,706,227	15,677,634
4.00% 5/1/27	4,655,952	4,991,472
Fannie Mae S.F. 20 yr
3.00% 8/1/33	144,683	152,369
3.00% 4/1/34	111,640	117,557
3.00% 8/1/34	986,052	1,035,971
3.00% 1/1/36	10,664,652	11,220,121
3.00% 5/1/36	13,953,486	14,680,312
Fannie Mae S.F. 30 yr
4.00% 5/1/43	437,564	475,975
4.00% 7/1/44	12,225,370	13,297,365
4.50% 7/1/36	1,387,811	1,518,099
4.50% 6/1/38	2,794,358	3,063,566
4.50% 4/1/39	3,945,923	4,306,742
4.50% 6/1/39	1,558,724	1,701,470

6     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 7/1/39	1,008,494	$1,111,850
4.50% 9/1/39	802,411	876,817
4.50% 11/1/39	2,505,198	2,786,032
4.50% 1/1/40	12,170,109	13,414,538
4.50% 6/1/40	2,728,540	3,025,115
4.50% 7/1/40	906,937	999,328
4.50% 8/1/40	1,551,099	1,705,183
4.50% 9/1/40	12,213,230	13,467,959
4.50% 11/1/40	2,953,571	3,234,299
4.50% 12/1/40	1,131,259	1,238,272
4.50% 2/1/41	7,807,553	8,549,245
4.50% 3/1/41	3,789,262	4,149,373
4.50% 4/1/41	5,406,915	5,907,064
4.50% 5/1/41	401,141	439,247
4.50% 7/1/41	8,450,648	9,348,547
4.50% 8/1/41	1,588,175	1,738,605
4.50% 10/1/41	2,803,613	3,064,191
4.50% 12/1/41	6,772,774	7,393,791
4.50% 1/1/42	34,678,896	38,013,540
4.50% 4/1/42	3,002,278	3,285,901
4.50% 8/1/42	18,649,003	20,487,368
4.50% 9/1/42	6,687,230	7,307,749
4.50% 1/1/43	4,180,988	4,573,465
4.50% 9/1/43	3,467,305	3,794,007
4.50% 10/1/43	18,984,815	20,909,698
4.50% 11/1/43	3,263,727	3,559,220
4.50% 2/1/44	821,240	898,487
4.50% 4/1/44	7,640,966	8,329,502
4.50% 6/1/44	14,852,100	16,242,688
4.50% 8/1/44	908,601	992,112
4.50% 10/1/44	11,520,118	12,659,241
4.50% 1/1/45	13,900,323	15,145,286
5.00% 4/1/33	74,661	83,068
5.00% 7/1/33	79,310	88,069
5.00% 11/1/33	90,177	100,299
5.00% 3/1/34	41,924	46,627
5.00% 4/1/34	11,937	13,275
5.00% 2/1/35	310,943	345,788
5.00% 4/1/35	427,288	474,397
5.00% 5/1/35	15,881	17,608
5.00% 8/1/35	396,761	439,515
5.00% 9/1/35	3,256	3,622

NQ-189 [7/16] 9/16 (17516)     7

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.00% 10/1/35	2,195,241	$2,433,926
5.00% 11/1/35	1,072,532	1,188,868
5.00% 8/1/36	4,433	4,915
5.00% 2/1/37	43,784	48,663
5.00% 4/1/37	591,456	654,271
5.00% 8/1/37	1,423,525	1,579,568
5.00% 6/1/39	198,422	220,031
5.00% 12/1/39	1,471,228	1,641,440
5.00% 1/1/40	282,391	316,548
5.00% 11/1/44	16,041,165	17,798,696
5.50% 12/1/32	115,002	130,211
5.50% 2/1/33	1,617,798	1,826,068
5.50% 6/1/33	1,381,574	1,562,402
5.50% 8/1/33	107,036	121,152
5.50% 12/1/33	885	1,003
5.50% 1/1/34	2,907	3,341
5.50% 3/1/34	150,827	170,738
5.50% 4/1/34	1,472,583	1,667,380
5.50% 7/1/34	151,705	171,969
5.50% 8/1/34	23,658	26,785
5.50% 9/1/34	1,935,296	2,193,971
5.50% 11/1/34	1,735,140	1,965,771
5.50% 12/1/34	902,655	1,023,121
5.50% 1/1/35	1,806,739	2,048,763
5.50% 2/1/35	608,797	689,334
5.50% 3/1/35	310,710	348,199
5.50% 4/1/35	1,992	2,254
5.50% 5/1/35	1,788,395	2,025,313
5.50% 6/1/35	401,600	450,056
5.50% 7/1/35	2,508	2,837
5.50% 8/1/35	135,944	153,863
5.50% 9/1/35	1,967	2,224
5.50% 10/1/35	1,799,955	2,035,897
5.50% 11/1/35	77,087	87,250
5.50% 12/1/35	305,796	346,731
5.50% 1/1/36	2,521,618	2,858,943
5.50% 4/1/36	2,875,032	3,243,901
5.50% 7/1/36	2,665,769	3,022,206
5.50% 9/1/36	5,454,747	6,175,479
5.50% 11/1/36	1,270,823	1,429,349
5.50% 1/1/37	2,209,849	2,486,919
5.50% 2/1/37	32,984	37,097

8     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 3/1/37	926,627	$1,041,859
5.50% 4/1/37	3,913,401	4,403,028
5.50% 8/1/37	11,827,095	13,392,965
5.50% 9/1/37	2,303,572	2,588,511
5.50% 11/1/37	22,867	25,711
5.50% 1/1/38	947,129	1,071,841
5.50% 2/1/38	3,386,896	3,826,335
5.50% 3/1/38	1,597,461	1,803,637
5.50% 6/1/38	4,631,998	5,207,242
5.50% 7/1/38	787,703	886,127
5.50% 9/1/38	308,931	349,679
5.50% 12/1/38	348,115	393,986
5.50% 1/1/39	5,628,838	6,381,711
5.50% 2/1/39	7,971,348	9,013,767
5.50% 6/1/39	2,219,082	2,505,634
5.50% 10/1/39	1,642,587	1,847,425
5.50% 12/1/39	726,028	824,400
5.50% 3/1/40	11,139,869	12,627,373
5.50% 7/1/40	3,956,962	4,477,299
5.50% 3/1/41	13,617,837	15,420,466
5.50% 6/1/41	5,620,703	6,362,430
5.50% 7/1/41	4,487,534	5,086,129
5.50% 9/1/41	21,544,796	24,248,401
6.00% 4/1/32	10,881	12,586
6.00% 8/1/34	234,984	271,130
6.00% 11/1/34	11,234	12,924
6.00% 12/1/34	2,444	2,818
6.00% 7/1/35	50,983	58,237
6.00% 9/1/35	73,782	84,634
6.00% 10/1/35	34,400	39,559
6.00% 11/1/35	20,863	24,192
6.00% 12/1/35	381,547	438,513
6.00% 6/1/36	236,305	270,555
6.00% 7/1/36	19,610	22,478
6.00% 9/1/36	945,507	1,099,034
6.00% 12/1/36	200,657	230,371
6.00% 2/1/37	674,701	771,745
6.00% 3/1/37	22,843	26,124
6.00% 5/1/37	1,612,546	1,842,481
6.00% 6/1/37	114,479	131,990
6.00% 7/1/37	96,550	110,125
6.00% 8/1/37	1,138,191	1,303,254

NQ-189 [7/16] 9/16 (17516)     9

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 9/1/37	608,889	$695,546
6.00% 10/1/37	348,947	398,729
6.00% 11/1/37	33,714	38,454
6.00% 1/1/38	839,140	957,915
6.00% 3/1/38	766	890
6.00% 5/1/38	3,940,905	4,503,287
6.00% 6/1/38	292,470	337,593
6.00% 8/1/38	226,896	259,658
6.00% 9/1/38	789,956	903,456
6.00% 10/1/38	904,865	1,037,021
6.00% 11/1/38	529,028	607,449
6.00% 12/1/38	293,468	337,376
6.00% 1/1/39	1,056,012	1,204,491
6.00% 2/1/39	45,640	52,972
6.00% 9/1/39	51,468	60,043
6.00% 10/1/39	8,617,780	9,996,163
6.00% 1/1/40	8,078	9,249
6.00% 3/1/40	922,697	1,054,946
6.00% 7/1/40	3,263,802	3,729,454
6.00% 9/1/40	819,909	937,772
6.00% 11/1/40	334,084	387,270
6.00% 5/1/41	10,365,229	11,864,648
6.00% 6/1/41	3,493,052	3,995,349
6.00% 7/1/41	20,130,888	23,089,270
6.50% 3/1/32	189	218
6.50% 8/1/34	4,987	5,751
6.50% 1/1/36	27,053	32,768
6.50% 2/1/36	836,054	1,022,023
6.50% 3/1/36	34,723	40,043
6.50% 8/1/36	25,065	28,958
6.50% 9/1/36	32,058	36,990
6.50% 11/1/36	283,809	327,291
6.50% 3/1/37	509,297	627,132
6.50% 8/1/37	61,755	73,721
6.50% 11/1/37	1,066	1,301
6.50% 12/1/37	207,774	240,548
6.50% 10/1/38	26,320	30,556
6.50% 1/1/39	12,729	14,924
6.50% 3/1/40	736,795	878,193
7.00% 8/1/32	49,783	53,990
7.00% 9/1/32	36,682	38,669
7.00% 2/1/36	8,299	9,502

10     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
7.00% 12/1/37	4,378	$4,723
7.50% 1/1/31	808	954
7.50% 3/1/32	9,407	10,412
7.50% 4/1/32	14,015	16,523
7.50% 6/1/34	20,912	24,597
7.50% 10/1/34	11,386	13,744
Fannie Mae S.F. 30 yr TBA
3.00% 8/1/46	68,640,000	71,428,500
3.00% 10/1/46	131,850,000	136,670,766
Freddie Mac ARM
2.434% 10/1/36 ●	46,725	49,496
2.486% 1/1/44 ●	2,937,165	3,048,331
2.574% 10/1/37 ●	2,309	2,447
2.576% 2/1/37 ●	456,877	482,778
2.592% 12/1/33 ●	214,541	226,923
2.636% 8/1/37 ●	6,317	6,669
2.65% 10/1/37 ●	46,257	48,647
2.673% 3/1/36 ●	46,631	49,366
2.766% 10/1/45 ●	1,759,020	1,823,501
2.808% 4/1/33 ●	2,881	2,987
2.831% 9/1/45 ●	11,173,776	11,594,320
2.904% 5/1/35 ●	146,405	153,820
2.944% 10/1/45 ●	2,992,890	3,129,670
2.949% 11/1/44 ●	1,019,327	1,055,682
3.107% 3/1/46 ●	3,974,465	4,168,037
4.895% 8/1/38 ●	45,335	47,474
Freddie Mac Relocation 30 yr
5.00% 9/1/33	103,800	113,472
6.50% 10/1/30	454	468
Freddie Mac S.F. 15 yr
3.50% 10/1/26	713,265	756,181
Freddie Mac S.F. 20 yr
3.00% 6/1/36	2,359,549	2,480,652
Freddie Mac S.F. 30 yr
4.50% 4/1/39	482,474	530,354
4.50% 5/1/40	9,124,740	10,171,025
4.50% 8/1/40	3,460,566	3,787,140
4.50% 3/1/41	3,049,105	3,336,631
4.50% 4/1/41	2,490,138	2,720,359
4.50% 3/1/42	6,974,676	7,663,021
4.50% 8/1/44	2,183,267	2,392,184
4.50% 7/1/45	7,415,532	8,117,009

NQ-189 [7/16] 9/16 (17516)     11

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.00% 6/1/36	4,518,303	$5,014,938
5.50% 3/1/34	244,303	275,735
5.50% 12/1/34	235,311	266,205
5.50% 6/1/36	159,226	179,407
5.50% 11/1/36	236,303	264,479
5.50% 12/1/36	68,887	77,286
5.50% 5/1/37	17,053	19,249
5.50% 9/1/37	322,523	362,395
5.50% 11/1/37	13,208	14,825
5.50% 4/1/38	1,059,528	1,191,882
5.50% 6/1/38	152,931	171,981
5.50% 7/1/38	1,164,672	1,311,142
5.50% 6/1/39	1,091,544	1,226,083
5.50% 3/1/40	880,305	988,122
5.50% 8/1/40	689,228	774,242
5.50% 1/1/41	678,074	762,623
5.50% 6/1/41	12,266,755	13,810,523
6.00% 11/1/34	40,353	45,968
6.00% 2/1/36	3,152,329	3,631,609
6.00% 3/1/36	1,481,481	1,716,101
6.00% 10/1/36	1,378	1,570
6.00% 8/1/38	3,012,464	3,506,296
6.00% 10/1/38	82,904	96,004
6.00% 3/1/40	16,777	19,202
6.00% 5/1/40	1,678,980	1,935,495
6.00% 7/1/40	4,622,029	5,312,215
6.50% 10/1/32	917	1,097
6.50% 6/1/37	5,988	7,409
6.50% 8/1/38	182,587	209,391
6.50% 4/1/39	375,988	431,185
7.00% 11/1/33	133,867	161,369
GNMA I S.F. 30 yr
7.00% 12/15/34	1,633,610	1,989,900
GNMA II S.F. 30 yr
5.50% 5/20/37	1,554,685	1,734,904
5.50% 4/20/40	1,394,811	1,530,650
6.00% 2/20/39	2,144,209	2,441,249
6.00% 4/20/46	2,161,458	2,485,049
Total Agency Mortgage-Backed Securities (cost $965,833,726)		973,542,982

12     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations – 1.76%
Avery Point III CLO
Series 2013-3A A 144A 2.079% 1/18/25 #●	5,500,000	$5,455,049
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A 2.186% 7/20/26 #●	14,000,000	13,955,704
BlueMountain CLO
Series 2014-3A A1 144A 2.16% 10/15/26 #●	2,980,000	2,980,661
Series 2014-4A A1 144A 2.174% 11/30/26 #●	5,700,000	5,683,259
Series 2015-2A A1 144A 2.109% 7/18/27 #●	2,450,000	2,433,021
Carlyle Global Market Strategies CLO
Series 2014-2A A 144A 2.096% 5/15/25 #●	3,940,000	3,943,069
Cedar Funding III CLO
Series 2014-3A A1 144A 2.166% 5/20/26 #●	5,330,000	5,326,989
Cent CLO 21
Series 2014-21A A1B 144A 2.124% 7/27/26 #●	5,500,000	5,421,031
CIFC Funding
Series 2013-2A A1L 144A 1.829% 4/21/25 #●	10,000,000	9,883,750
Magnetite IX
Series 2014-9A A1 144A 2.135% 7/25/26 #●	13,880,000	13,883,040
Neuberger Berman CLO XVII
Series 2014-17A A 144A 2.107% 8/4/25 #●	5,120,000	5,112,315
Neuberger Berman CLO XIX
Series 2015-19A A1 144A 2.10% 7/15/27 #●	8,000,000	7,971,272
Shackleton CLO
Series 2014-5A A 144A 2.132% 5/7/26 #●	7,115,000	7,068,646
Total Collateralized Debt Obligations (cost $89,239,475)		89,117,806

Convertible Bonds – 1.50%
Alaska Communications Systems Group 6.25% exercise
price $10.28, maturity date 5/1/18 @	4,024,000	3,918,370
Atlas Air Worldwide Holdings 2.25% exercise price $74.05,
maturity date 6/1/22	1,035,000	1,026,591
BioMarin Pharmaceutical 1.50% exercise price $94.15,
maturity date 10/15/20	1,109,000	1,472,197
Blackstone Mortgage Trust 5.25% exercise price $28.36,
maturity date 12/1/18	3,590,000	3,879,444
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	845,000	790,075
Brookdale Senior Living 2.75% exercise price $29.33,
maturity date 6/15/18	2,439,000	2,455,768
Cardtronics 1.00% exercise price $52.35, maturity date
12/1/20	2,164,000	2,315,480
Cemex 3.72% exercise price $11.45, maturity date
3/15/20 *	2,027,000	2,077,675
Chart Industries 2.00% exercise price $69.03, maturity
date 8/1/18 @	3,081,000	3,000,124

NQ-189 [7/16] 9/16 (17516)     13

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Ciena 144A 3.75% exercise price $20.17, maturity date
10/15/18 #	1,468,000	$1,750,590
Clearwire Communications 144A 8.25% exercise price
$19.90, maturity date 12/1/40 #	1,936,000	2,013,440
GAIN Capital Holdings 4.125% exercise price $12.00,
maturity date 12/1/18 @	1,667,000	1,591,985
General Cable 4.50% exercise price $32.36, maturity date
11/15/29 @ϕ	3,050,000	2,058,750
HealthSouth 2.00% exercise price $37.59, maturity date
12/1/43	2,382,000	2,920,927
Helix Energy Solutions Group 3.25% exercise price
$25.02, maturity date 3/15/32	2,154,000	1,997,835
Hologic 2.00% exercise price $31.18, maturity date
3/1/42 ϕ	1,198,000	1,630,777
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	1,793,000	1,864,720
Jefferies Group 3.875% exercise price $44.19, maturity
date 11/1/29	2,476,000	2,531,710
Knowles 144A 3.25% exercise price $18.43, maturity date
11/1/21 #	718,000	735,950
Liberty Interactive 144A 1.00% exercise price $64.18,
maturity date 9/30/43 #	2,878,000	2,487,671
Meritor 4.00% exercise price $26.73, maturity date
2/15/27 ϕ	3,514,000	3,419,561
Microchip Technology 1.625% exercise price $65.56,
maturity date 2/15/25	1,248,000	1,493,700
Micron Technology 3.00% exercise price $29.16, maturity
date 11/15/43	1,608,000	1,304,490
New Mountain Finance 5.00% exercise price $15.93,
maturity date 6/15/19 @	479,000	492,173
Novellus Systems 2.625% exercise price $34.11, maturity
date 5/15/41	1,581,000	4,189,650
NuVasive 144A 2.25% exercise price $59.82, maturity date
3/15/21 #	850,000	1,042,313
NXP Semiconductors 1.00% exercise price $102.84,
maturity date 12/1/19 *	1,530,000	1,707,863
PROS Holdings 2.00% exercise price $33.79, maturity
date 12/1/19 *	2,587,000	2,420,462
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
maturity date 12/15/18 @	2,454,000	2,383,447
Spirit Realty Capital 3.75% exercise price $13.10, maturity
date 5/15/21 *@	2,735,000	3,184,579
Synchronoss Technologies 0.75% exercise price $53.17,
maturity date 8/15/19	2,495,000	2,599,478
Titan Machinery 3.75% exercise price $43.17, maturity
date 5/1/19 *@	525,000	453,141

14     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
TPG Specialty Lending 4.50% exercise price $25.83,
maturity date 12/15/19 @		1,856,000	$1,910,520
Vector Group 1.75% exercise price $24.64, maturity date
4/15/20 ●		2,229,000	2,472,797
Vector Group 2.50% exercise price $15.98, maturity date
1/15/19		978,000	1,405,286
VEREIT 3.75% exercise price $14.99, maturity date
12/15/20 @		3,047,000	3,090,816
Total Convertible Bonds (cost $72,803,221)			76,090,355

Corporate Bonds – 45.29%
Automotive – 0.11%
American Axle & Manufacturing 6.25% 3/15/21 *		2,815,000	2,948,713
Lear 5.25% 1/15/25		2,645,000	2,836,763
			5,785,476
Banking – 7.67%
ANZ New Zealand International 144A 2.60% 9/23/19 #		1,300,000	1,333,420
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #		5,320,000	5,559,400
Bank Nederlandse Gemeenten
144A 1.625% 4/19/21 #		6,982,000	7,083,448
5.25% 5/20/24	AUD	1,736,000	1,562,324
Bank of America
3.30% 8/5/21	AUD	1,420,000	1,080,680
4.45% 3/3/26		27,685,000	29,790,804
Bank of New York Mellon
2.50% 4/15/21		8,505,000	8,817,270
2.80% 5/4/26		2,410,000	2,512,338
4.625% 12/29/49 ●		4,505,000	4,505,000
BB&T 2.05% 5/10/21		10,705,000	10,890,507
BBVA Bancomer
144A 6.50% 3/10/21 #		3,130,000	3,482,125
144A 7.25% 4/22/20 #		935,000	1,039,253
Branch Banking & Trust 3.625% 9/16/25		14,280,000	15,456,915
Citizens Bank 2.55% 5/13/21		1,975,000	2,017,911
Citizens Financial Group
2.375% 7/28/21		485,000	487,655
4.30% 12/3/25		4,810,000	5,115,382
Compass Bank 3.875% 4/10/25		5,505,000	5,322,350
Cooperatieve Rabobank
2.50% 9/4/20	NOK	8,100,000	1,012,314
2.50% 1/19/21		3,095,000	3,195,526
Credit Suisse Group 144A 6.25% 12/29/49 #●		5,285,000	5,127,211

NQ-189 [7/16] 9/16 (17516)     15

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group Funding Guernsey
3.125% 12/10/20		7,860,000	$7,893,641
144A 3.80% 6/9/23 #		6,260,000	6,360,980
144A 4.55% 4/17/26 #		8,120,000	8,586,973
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #		3,380,000	3,435,442
Export-Import Bank of India 144A 3.375% 8/5/26 #		3,800,000	3,816,511
Export-Import Bank of Korea
2.125% 2/11/21		4,195,000	4,251,427
144A 2.711% 12/5/19 #	CAD	790,000	626,893
144A 3.00% 5/22/18 #	NOK	1,400,000	170,437
Fifth Third Bancorp 2.875% 7/27/20		2,295,000	2,390,449
Fifth Third Bank
2.25% 6/14/21		6,370,000	6,501,719
3.85% 3/15/26		2,435,000	2,602,435
Goldman Sachs Group
3.295% 8/21/19 ●	AUD	2,390,000	1,812,721
3.55% 2/12/21	CAD	1,500,000	1,216,153
5.20% 12/17/19	NZD	1,444,000	1,098,299
ICICI Bank 144A 4.00% 3/18/26 #		5,100,000	5,265,786
Industrial & Commercial Bank of China 2.635% 5/26/21		2,950,000	2,983,382
JPMorgan Chase
1.373% 1/28/19 ●		2,985,000	2,996,815
2.95% 10/1/26		5,560,000	5,621,143
3.50% 12/18/26	GBP	986,000	1,477,237
4.25% 11/2/18	NZD	5,735,000	4,233,691
4.25% 10/1/27		16,500,000	17,821,716
KeyBank 6.95% 2/1/28		17,740,000	23,421,164
KFW 1.50% 6/15/21		5,255,000	5,322,832
Morgan Stanley
1.565% 1/24/19 ●		3,119,000	3,128,192
2.50% 4/21/21		1,600,000	1,620,310
3.125% 8/5/21	CAD	999,000	797,960
3.125% 7/27/26		17,105,000	17,263,598
3.95% 4/23/27		1,095,000	1,133,590
5.00% 9/30/21	AUD	1,489,000	1,223,753
PNC Bank
1.85% 7/20/18		4,630,000	4,684,926
2.30% 6/1/20		8,920,000	9,178,671
2.45% 11/5/20		505,000	522,099
2.60% 7/21/20		4,635,000	4,814,857
Santander UK Group Holdings
2.875% 10/16/20		2,465,000	2,491,282

16     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Santander UK Group Holdings
3.125% 1/8/21		2,430,000	$2,472,656
State Street
2.55% 8/18/20		5,230,000	5,443,321
3.55% 8/18/25		6,620,000	7,285,125
SunTrust Bank 3.30% 5/15/26		2,845,000	2,956,237
Swedbank 144A 2.65% 3/10/21 #*		6,150,000	6,402,556
Toronto-Dominion Bank
2.125% 4/7/21		4,390,000	4,470,205
2.50% 12/14/20		5,775,000	5,977,033
Turkiye Is Bankasi 144A 5.375% 10/6/21 #		3,965,000	3,930,306
UBS Group Funding Jersey
144A 3.00% 4/15/21 #		1,925,000	1,983,655
144A 4.125% 9/24/25 #		5,345,000	5,652,872
144A 4.125% 4/15/26 #		6,300,000	6,674,409
US Bancorp 3.10% 4/27/26		7,010,000	7,321,083
USB Capital IX 3.50% 10/29/49 @●		27,182,000	23,410,498
Wells Fargo
3.00% 7/27/21	AUD	2,492,000	1,890,462
3.50% 9/12/29	GBP	1,700,000	2,599,337
4.30% 7/22/27		1,735,000	1,902,209
4.40% 6/14/46		7,405,000	7,870,767
Woori Bank 144A 4.75% 4/30/24 #		2,070,000	2,193,337
Zions Bancorporation 4.50% 6/13/23		5,380,000	5,631,235
			388,226,220
Basic Industry – 3.31%
Ardagh Packaging Finance 144A 4.625% 5/15/23 #		1,330,000	1,344,963
Bahia Sul Holdings 144A 5.75% 7/14/26 #		4,075,000	4,018,969
Ball 5.25% 7/1/25		2,070,000	2,243,363
BHP Billiton Finance
3.00% 3/30/20	AUD	2,010,000	1,534,660
3.25% 9/25/24	GBP	472,000	688,980
BHP Billiton Finance USA 144A 6.25% 10/19/75 #*●		3,450,000	3,743,250
CF Industries 6.875% 5/1/18		9,229,000	10,004,430
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #		4,420,000	4,690,725
Dow Chemical 8.55% 5/15/19		33,171,000	39,525,801
Eagle Materials 4.50% 8/1/26		265,000	269,472
Eastman Chemical
3.80% 3/15/25		920,000	977,435
4.65% 10/15/44		12,230,000	12,890,237
Georgia-Pacific 8.00% 1/15/24		16,386,000	22,033,189
International Paper 5.15% 5/15/46		5,620,000	6,520,172

NQ-189 [7/16] 9/16 (17516)     17

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
INVISTA Finance 144A 4.25% 10/15/19 #	6,085,000	$6,069,282
Lundin Mining 144A 7.50% 11/1/20 #	2,945,000	3,122,289
MMC Norilsk Nickel
144A 5.55% 10/28/20 #	2,706,000	2,858,827
144A 6.625% 10/14/22 #	2,900,000	3,231,340
NOVA Chemicals 144A 5.00% 5/1/25 #	6,493,000	6,606,627
OCP
144A 4.50% 10/22/25 #	5,635,000	5,679,009
144A 6.875% 4/25/44 #	2,310,000	2,572,575
PolyOne 5.25% 3/15/23	2,470,000	2,583,077
Rio Tinto Finance USA 3.75% 6/15/25	7,075,000	7,614,016
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	3,945,000	3,972,970
Southern Copper 5.875% 4/23/45	3,650,000	3,647,529
Suzano Trading 144A 5.875% 1/23/21 #*	3,505,000	3,694,621
Vale Overseas 5.875% 6/10/21 *	4,535,000	4,705,063
WR Grace 144A 5.125% 10/1/21 #	740,000	784,400
		167,627,271
Brokerage – 0.44%
Jefferies Group
6.45% 6/8/27	3,815,000	4,270,385
6.50% 1/20/43	2,455,000	2,551,594
Lazard Group 3.75% 2/13/25	15,330,000	15,509,836
		22,331,815
Capital Goods – 0.79%
Cemex
144A 7.25% 1/15/21 #	3,115,000	3,395,039
144A 7.75% 4/16/26 #	2,830,000	3,148,375
Fortive 144A 3.15% 6/15/26 #	6,565,000	6,959,983
Fortune Brands Home & Security 3.00% 6/15/20	3,100,000	3,197,424
General Electric 144A 3.80% 6/18/19 #	6,510,000	6,976,689
Masco 3.50% 4/1/21	6,634,000	6,924,437
Owens-Brockway Glass Container 144A
5.875% 8/15/23 #*	3,165,000	3,408,309
Union Andina de Cementos 144A 5.875% 10/30/21 #	3,200,000	3,344,000
Waste Management 2.40% 5/15/23	2,725,000	2,779,064
		40,133,320
Communications – 6.37%
21st Century Fox America 4.95% 10/15/45	6,655,000	7,925,646
Altice U.S. Finance I
144A 5.375% 7/15/23 #	3,025,000	3,134,656
144A 5.50% 5/15/26 #	2,695,000	2,796,063
America Movil 5.00% 3/30/20	2,365,000	2,638,325

18     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
American Tower
4.00% 6/1/25		4,755,000	$5,179,170
4.40% 2/15/26		3,560,000	3,950,717
American Tower Trust I 144A 3.07% 3/15/23 #		10,235,000	10,592,070
AT&T
3.60% 2/17/23		4,260,000	4,531,255
4.35% 6/15/45		3,880,000	3,900,971
5.65% 2/15/47		8,975,000	10,738,264
Bell Canada 3.35% 3/22/23	CAD	2,132,000	1,735,564
Cablevision 144A 6.50% 6/15/21 #*		2,125,000	2,194,063
CC Holdings GS V 3.849% 4/15/23		4,980,000	5,389,291
CCO Holdings
144A 5.125% 5/1/23 #		2,785,000	2,885,956
144A 5.50% 5/1/26 #		2,405,000	2,516,231
CenturyLink
5.80% 3/15/22		8,005,000	8,215,131
6.75% 12/1/23		3,240,000	3,381,750
Charter Communications Operating 144A
4.908% 7/23/25 #		17,605,000	19,473,524
Colombia Telecomunicaciones 144A 5.375% 9/27/22 #		3,665,000	3,582,537
Columbus International 144A 7.375% 3/30/21 #		3,825,000	4,096,422
Comcast 2.35% 1/15/27		10,945,000	10,973,129
Crown Castle International 5.25% 1/15/23		5,910,000	6,787,103
Crown Castle Towers 144A 4.883% 8/15/20 #		25,785,000	28,172,103
CSC Holdings 5.25% 6/1/24 *		7,153,000	6,826,752
Deutsche Telekom International Finance 6.50% 4/8/22	GBP	1,270,000	2,181,154
Digicel 144A 6.00% 4/15/21 #		2,780,000	2,595,825
Digicel Group 144A 8.25% 9/30/20 #		5,450,000	5,000,375
DISH DBS 5.00% 3/15/23		3,215,000	3,038,175
Equinix 5.375% 4/1/23		6,550,000	6,879,661
Frontier Communications
8.875% 9/15/20		2,270,000	2,448,059
10.50% 9/15/22		2,195,000	2,378,831
Gray Television 7.50% 10/1/20		3,900,000	4,075,500
GTH Finance 144A 7.25% 4/26/23 #		2,155,000	2,270,831
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		2,605,000	2,595,961
Level 3 Financing 5.375% 5/1/25		4,135,000	4,357,256
Millicom International Cellular
144A 6.00% 3/15/25 #*		2,120,000	2,194,889
144A 6.625% 10/15/21 #		3,545,000	3,713,210
Mobile Telesystems 144A 5.00% 5/30/23 #		3,175,000	3,286,125
Myriad International Holdings 144A 5.50% 7/21/25 #		4,450,000	4,764,837

NQ-189 [7/16] 9/16 (17516)     19

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Nexstar Escrow 144A 5.625% 8/1/24 #		2,670,000	$2,720,063
Numericable-SFR 144A 6.00% 5/15/22 #		4,535,000	4,438,631
Ooredoo International Finance 144A 3.75% 6/22/26 #		2,310,000	2,390,850
SBA Tower Trust
144A 2.24% 4/16/18 #		7,270,000	7,284,527
144A 2.898% 10/15/19 #		405,000	410,055
Sirius XM Radio
144A 5.375% 4/15/25 #		5,327,000	5,485,159
144A 5.375% 7/15/26 #		2,630,000	2,687,544
Sky 144A 3.75% 9/16/24 #		10,070,000	10,709,626
Sprint Communications
144A 7.00% 3/1/20 #*		1,425,000	1,519,406
144A 9.00% 11/15/18 #		4,110,000	4,469,625
Time Warner 7.30% 7/1/38		5,400,000	7,069,783
T-Mobile USA
6.125% 1/15/22		2,765,000	2,922,259
6.836% 4/28/23		2,355,000	2,522,794
Tribune Media 5.875% 7/15/22		3,500,000	3,587,500
UPCB Finance IV 144A 5.375% 1/15/25 #		2,849,000	2,884,840
Verizon Communications
1.75% 8/15/21		10,135,000	10,145,135
3.25% 2/17/26	EUR	2,606,000	3,602,043
4.125% 8/15/46		9,190,000	9,322,924
4.862% 8/21/46		2,249,000	2,534,810
Vimpel Communications 144A 7.748% 2/2/21 #		3,257,000	3,604,668
Virgin Media Secured Finance 144A 5.25% 1/15/26 #		5,040,000	5,052,600
VTR Finance 144A 6.875% 1/15/24 #		6,735,000	6,953,887
WPP Finance 2010 5.625% 11/15/43		1,835,000	2,216,463
Zayo Group 6.00% 4/1/23		4,030,000	4,211,350
			322,143,924
Consumer Cyclical – 3.16%
Aramark Services
144A 4.75% 6/1/26 #		6,280,000	6,358,500
144A 5.125% 1/15/24 #		5,415,000	5,604,525
BMW U.S. Capital
144A 2.00% 4/11/21 #		10,245,000	10,423,068
144A 2.80% 4/11/26 #*		4,725,000	4,916,811
Cencosud
144A 5.15% 2/12/25 #*		2,380,000	2,577,104
144A 6.625% 2/12/45 #		1,600,000	1,708,146
CVS Health
2.125% 6/1/21		1,620,000	1,653,092

20     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
CVS Health
3.875% 7/20/25		3,886,000	$4,323,466
Daimler 2.75% 12/10/18	NOK	14,510,000	1,781,666
Ford Motor Credit 3.096% 5/4/23		845,000	863,528
General Motors Financial
3.45% 4/10/22		6,870,000	7,017,073
3.70% 5/9/23		3,885,000	3,974,091
5.25% 3/1/26		2,225,000	2,488,970
Goodyear Tire & Rubber 5.00% 5/31/26		3,645,000	3,850,031
Hanesbrands 144A 4.875% 5/15/26 #		5,845,000	6,005,737
Home Depot 3.00% 4/1/26		2,655,000	2,861,896
Hyundai Capital America
144A 2.125% 10/2/17 #		6,005,000	6,059,435
144A 2.55% 2/6/19 #		275,000	280,618
144A 3.00% 3/18/21 #*		1,835,000	1,904,216
KFC Holding
144A 5.00% 6/1/24 #		1,825,000	1,911,687
144A 5.25% 6/1/26 #		1,700,000	1,803,054
L Brands 6.75% 7/1/36		3,105,000	3,269,969
Lowe’s
2.50% 4/15/26		5,480,000	5,625,647
3.70% 4/15/46		8,315,000	8,798,176
Marriott International 3.125% 6/15/26		9,980,000	10,205,518
MGM Resorts International 6.00% 3/15/23 *		4,123,000	4,470,899
Nemak 144A 5.50% 2/28/23 #		4,275,000	4,456,687
O’Reilly Automotive 3.55% 3/15/26 *		2,625,000	2,816,370
Sally Holdings 5.75% 6/1/22		99,000	103,703
Starbucks 2.45% 6/15/26		3,090,000	3,191,809
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25 @		4,250,000	4,509,186
4.50% 10/1/34 @		1,035,000	1,085,310
Target 3.625% 4/15/46 *		3,020,000	3,159,017
Tempur Sealy International 144A 5.50% 6/15/26 #		1,695,000	1,719,374
Toyota Credit Canada 2.05% 5/20/20	CAD	1,500,000	1,168,843
Toyota Finance Australia
2.25% 8/31/16	NOK	1,710,000	202,912
3.04% 12/20/16	NZD	2,810,000	2,026,671
Toyota Motor Credit 2.80% 7/13/22		2,820,000	2,982,632
Walgreens Boots Alliance
3.10% 6/1/23		13,020,000	13,469,125

NQ-189 [7/16] 9/16 (17516)     21

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Walgreens Boots Alliance
3.45% 6/1/26		5,995,000	$6,291,267
4.80% 11/18/44		1,490,000	1,692,929
			159,612,758
Consumer Non-Cyclical – 5.86%
AbbVie
3.20% 5/14/26		9,900,000	10,174,755
4.45% 5/14/46		4,180,000	4,464,746
Amgen 4.00% 9/13/29	GBP	1,271,000	2,022,696
Anheuser-Busch InBev Finance 3.65% 2/1/26		28,820,000	31,004,556
Arcor SAIC 144A 6.00% 7/6/23 #		2,845,000	2,979,512
AstraZeneca 3.375% 11/16/25		6,710,000	7,205,205
Becton Dickinson 6.375% 8/1/19		18,375,000	20,987,686
Biogen
4.05% 9/15/25		1,775,000	1,946,753
5.20% 9/15/45		4,820,000	5,799,790
Celgene
3.25% 8/15/22		2,990,000	3,141,357
3.875% 8/15/25		5,650,000	6,141,171
Cosan Luxembourg 144A 7.00% 1/20/27 #*		3,585,000	3,652,219
JB y Cia 144A 3.75% 5/13/25 #		7,320,000	7,584,186
JBS Investments 144A 7.75% 10/28/20 #		2,860,000	3,045,900
JBS USA 144A 5.75% 6/15/25 #*		1,675,000	1,641,500
Kraft Heinz Foods 144A 3.00% 6/1/26 #		9,915,000	10,158,542
Mallinckrodt International Finance 144A 5.50% 4/15/25 #		4,886,000	4,531,765
Marfrig Holdings Europe 144A 8.00% 6/8/23 #		2,190,000	2,255,700
Medicines 144A 2.75% 7/15/23 #		958,000	1,007,696
Molson Coors Brewing
2.10% 7/15/21 *		1,885,000	1,912,238
3.00% 7/15/26		3,390,000	3,469,319
4.20% 7/15/46		10,015,000	10,598,354
Mylan
144A 3.15% 6/15/21 #		2,330,000	2,405,667
144A 3.95% 6/15/26 #		19,495,000	20,341,824
New York and Presbyterian Hospital 4.063% 8/1/56		3,740,000	4,164,957
Pernod Ricard
144A 3.25% 6/8/26 #		9,345,000	9,678,747
144A 4.45% 1/15/22 #		9,090,000	10,060,630
Perrigo 4.00% 11/15/23		7,125,000	7,451,133
Post Holdings 144A 5.00% 8/15/26 #		3,065,000	3,063,084
Prestige Brands 144A 5.375% 12/15/21 #		1,504,000	1,543,480

22     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Reynolds American
4.00% 6/12/22	6,050,000	$6,644,189
4.45% 6/12/25	11,970,000	13,538,920
Sigma Alimentos 144A 4.125% 5/2/26 #	3,285,000	3,416,400
Sysco 3.30% 7/15/26	15,440,000	16,349,833
Teva Pharmaceutical Finance Netherlands III
2.20% 7/21/21	4,070,000	4,095,287
2.80% 7/21/23	16,430,000	16,741,349
3.15% 10/1/26	2,890,000	2,959,765
Thermo Fisher Scientific 3.00% 4/15/23	10,700,000	11,056,150
Zimmer Biomet Holdings 4.625% 11/30/19	15,621,000	16,981,355
		296,218,416
Electric – 6.55%
AES 5.50% 4/15/25	6,301,000	6,482,154
AES Gener
144A 5.00% 7/14/25 #	1,220,000	1,304,722
144A 5.25% 8/15/21 #	1,710,000	1,834,021
144A 8.375% 12/18/73 #*@●	3,007,000	3,240,043
Alabama Power 4.30% 1/2/46	4,030,000	4,682,634
Ameren Illinois 9.75% 11/15/18	16,210,000	19,181,261
American Transmission Systems 144A 5.25% 1/15/22 #	14,260,000	16,356,990
Appalachian Power 4.45% 6/1/45	3,170,000	3,526,698
Black Hills 3.95% 1/15/26	1,685,000	1,811,820
Cleveland Electric Illuminating 5.50% 8/15/24	290,000	348,627
CMS Energy 6.25% 2/1/20	7,715,000	8,852,685
ComEd Financing III 6.35% 3/15/33 @	8,849,000	9,395,735
Commonwealth Edison 4.35% 11/15/45	5,210,000	6,126,111
Consumers Energy 4.10% 11/15/45	1,545,000	1,783,611
Dominion Resources 3.90% 10/1/25	6,805,000	7,412,795
DTE Energy 3.30% 6/15/22	5,955,000	6,313,128
Duke Energy 4.80% 12/15/45	3,755,000	4,532,375
Duke Energy Carolinas 3.875% 3/15/46	2,665,000	2,959,411
Duke Energy Ohio 3.70% 6/15/46	160,000	170,258
Electricite de France 144A 5.25% 12/29/49 #●	6,370,000	6,234,637
Emera 6.75% 6/15/76 ●	8,150,000	8,826,556
Emera US Finance 144A 4.75% 6/15/46 #	6,440,000	7,121,571
Enel 144A 8.75% 9/24/73 #●	7,060,000	8,198,425
Enel Finance International 144A 6.00% 10/7/39 #	3,080,000	3,743,469
Entergy 4.00% 7/15/22	60,000	65,162
Entergy Louisiana
4.05% 9/1/23	14,030,000	15,619,585
4.95% 1/15/45	685,000	735,767

NQ-189 [7/16] 9/16 (17516)     23

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Entergy Mississippi 2.85% 6/1/28	4,015,000	$4,159,371
Exelon 3.95% 6/15/25	1,605,000	1,749,749
Great Plains Energy 4.85% 6/1/21	2,805,000	3,087,076
Indiana Michigan Power 4.55% 3/15/46	1,150,000	1,332,410
IPALCO Enterprises 5.00% 5/1/18	4,135,000	4,362,425
ITC Holdings 3.25% 6/30/26	5,885,000	6,016,294
Kansas City Power & Light 3.65% 8/15/25	7,975,000	8,554,152
LG&E & KU Energy 4.375% 10/1/21	15,345,000	16,955,903
Louisville Gas & Electric 4.375% 10/1/45	1,485,000	1,773,858
MidAmerican Energy 4.25% 5/1/46	8,230,000	9,728,395
National Rural Utilities Cooperative Finance
2.70% 2/15/23	5,640,000	5,887,523
4.75% 4/30/43 ●	9,740,000	9,794,067
5.25% 4/20/46 ●	2,325,000	2,459,617
NextEra Energy Capital Holdings 3.625% 6/15/23	5,625,000	5,981,501
NV Energy 6.25% 11/15/20	10,391,000	12,342,004
Pennsylvania Electric 5.20% 4/1/20	9,048,000	9,835,203
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #	5,890,000	6,513,987
Public Service of Oklahoma 5.15% 12/1/19	13,585,000	15,088,112
SCANA 4.125% 2/1/22	7,385,000	7,792,667
South Carolina Electric & Gas 4.10% 6/15/46	925,000	1,009,218
Southern
2.75% 6/15/20	16,115,000	16,741,454
3.25% 7/1/26	6,165,000	6,460,741
4.40% 7/1/46	5,810,000	6,464,299
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	2,905,000	3,118,134
WEC Energy Group 3.55% 6/15/25	2,015,000	2,203,721
Wisconsin Electric Power 4.30% 12/15/45	3,090,000	3,624,842
Xcel Energy 3.30% 6/1/25	1,145,000	1,223,815
		331,120,789
Energy – 2.90%
CNOOC Finance 2015 Australia 2.625% 5/5/20	4,430,000	4,520,310
ConocoPhillips 4.95% 3/15/26	6,700,000	7,465,247
Dominion Gas Holdings 4.60% 12/15/44	3,585,000	3,903,463
Ecopetrol
5.875% 9/18/23	1,035,000	1,084,163
7.375% 9/18/43	3,030,000	3,051,210
Energy Transfer Equity 7.50% 10/15/20	2,135,000	2,311,137
Energy Transfer Partners
4.75% 1/15/26	2,020,000	2,068,118
6.125% 12/15/45	1,600,000	1,681,840
9.70% 3/15/19	6,978,000	8,053,694

24     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
EnLink Midstream Partners
2.70% 4/1/19	2,910,000	$2,852,559
4.85% 7/15/26	2,610,000	2,541,895
Enterprise Products Operating
3.95% 2/15/27	4,670,000	4,930,777
4.465% 8/1/66 ●	1,492,000	1,380,100
7.034% 1/15/68 ●	1,094,000	1,154,347
Murphy Oil USA 6.00% 8/15/23	4,319,000	4,567,343
Noble Energy 5.05% 11/15/44	4,480,000	4,460,091
Pertamina Persero
144A 5.25% 5/23/21 #	3,630,000	3,944,438
144A 5.625% 5/20/43 #	3,085,000	3,197,470
Petrobras Global Finance
4.875% 3/17/20 *	290,000	283,217
6.25% 3/17/24	910,000	855,400
7.875% 3/15/19 *	4,155,000	4,416,765
8.375% 5/23/21	2,525,000	2,675,869
8.75% 5/23/26	600,000	625,320
Petroleos Mexicanos
144A 6.375% 2/4/21 #	795,000	874,285
6.625% 6/15/35	4,160,000	4,322,032
144A 6.875% 8/4/26 #	1,135,000	1,276,875
Petronas Global Sukuk 144A 2.707% 3/18/20 #	2,445,000	2,485,787
Plains All American Pipeline 8.75% 5/1/19	13,279,000	15,388,993
Regency Energy Partners 5.875% 3/1/22	5,050,000	5,514,156
Shell International Finance
2.875% 5/10/26	3,400,000	3,471,393
4.00% 5/10/46	3,285,000	3,387,909
Sunoco Logistics Partners Operations 3.90% 7/15/26	5,130,000	5,109,013
Tengizchevroil Finance International 144A
4.00% 8/15/26 #*	3,000,000	2,995,557
Williams Partners 7.25% 2/1/17	12,393,000	12,697,372
Woodside Finance
144A 3.65% 3/5/25 #	335,000	334,378
144A 8.75% 3/1/19 #	10,841,000	12,606,880
YPF
144A 8.50% 3/23/21 #	2,075,000	2,230,625
144A 31.354% 7/7/20 #●	1,985,000	2,168,613
		146,888,641
Finance Companies – 0.73%
AerCap Ireland Capital 3.95% 2/1/22	6,565,000	6,891,149
Affiliated Managers Group 3.50% 8/1/25	5,290,000	5,329,876

NQ-189 [7/16] 9/16 (17516)     25

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
Aviation Capital Group
144A 2.875% 9/17/18 #		225,000	$228,656
144A 4.875% 10/1/25 #		2,435,000	2,543,723
144A 6.75% 4/6/21 #		4,655,000	5,445,186
Blackhawk Network Holdings 144A 1.50% 1/15/22 #		63,000	64,575
Corp Financiera de Desarrollo 144A 4.75% 7/15/25 #		2,205,000	2,384,156
General Electric 4.25% 1/17/18	NZD	1,010,000	742,240
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #		4,575,000	4,654,770
SUAM Finance 144A 4.875% 4/17/24 #		3,345,000	3,503,887
Temasek Financial I 144A 2.375% 1/23/23 #		4,915,000	5,096,418
			36,884,636
Healthcare – 0.69%
DaVita HealthCare Partners 5.00% 5/1/25		11,998,000	12,162,973
HCA
5.25% 6/15/26		2,610,000	2,773,125
5.375% 2/1/25		8,654,000	9,027,247
HealthSouth
5.125% 3/15/23		1,480,000	1,494,800
5.75% 11/1/24		1,117,000	1,164,473
5.75% 9/15/25		980,000	1,016,868
LifePoint Health 144A 5.375% 5/1/24 #		3,920,000	4,018,000
Tenet Healthcare 4.50% 4/1/21		2,130,000	2,151,300
Universal Health Services 144A 5.00% 6/1/26 #		1,135,000	1,171,887
			34,980,673
Insurance – 1.62%
Berkshire Hathaway
2.75% 3/15/23		3,155,000	3,295,341
3.125% 3/15/26		9,920,000	10,571,228
Five Corners Funding Trust 144A 4.419% 11/15/23 #		2,660,000	2,894,144
Highmark 144A 6.125% 5/15/41 #@		2,000,000	2,011,248
MetLife 6.40% 12/15/36		40,000	44,493
MetLife Capital Trust X 144A 9.25% 4/8/38 #		11,520,000	16,488,000
Principal Life Global Funding II 144A 3.00% 4/18/26 #		4,030,000	4,185,264
Prudential Financial
4.50% 11/15/20		3,385,000	3,731,979
5.375% 5/15/45 ●		4,135,000	4,305,569
5.625% 6/15/43 ●		4,620,000	4,952,640
5.875% 9/15/42 ●		3,235,000	3,589,233
TIAA Asset Management Finance
144A 2.95% 11/1/19 #		4,670,000	4,795,693
144A 4.125% 11/1/24 #		9,485,000	10,040,110
USI 144A 7.75% 1/15/21 #		879,000	892,185

26     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
XLIT
4.45% 3/31/25	3,116,000	$3,166,118
5.50% 3/31/45	5,000,000	5,027,010
6.50% 10/29/49 ●	2,969,000	2,056,033
		82,046,288
Real Estate – 1.37%
Alexandria Real Estate Equities 3.95% 1/15/27	1,730,000	1,812,069
AvalonBay Communities 2.95% 5/11/26	7,485,000	7,624,326
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,513,348
5.25% 2/15/24	5,315,000	5,771,458
DDR
7.50% 4/1/17	4,950,000	5,136,669
7.875% 9/1/20	4,124,000	4,995,847
Education Realty Operating Partnership 4.60% 12/1/24	5,440,000	5,716,918
Hospitality Properties Trust 4.50% 3/15/25	5,010,000	5,100,330
Host Hotels & Resorts
3.75% 10/15/23	4,180,000	4,272,056
4.50% 2/1/26	1,525,000	1,630,271
Kimco Realty 3.40% 11/1/22	980,000	1,032,873
PLA Administradora Industrial 144A 5.25% 11/10/22 #	2,560,000	2,652,160
Regency Centers 5.875% 6/15/17	1,524,000	1,578,701
Simon Property Group 2.50% 7/15/21	1,470,000	1,523,079
Sovran Acquisition 3.50% 7/1/26	3,750,000	3,803,711
Trust F/1401 144A 5.25% 1/30/26 #	3,485,000	3,681,031
UDR 4.00% 10/1/25	1,670,000	1,826,337
WP Carey 4.60% 4/1/24	4,645,000	4,838,734
		69,509,918
Services – 0.34%
AECOM 5.875% 10/15/24	2,722,000	2,932,955
GEO Group
5.125% 4/1/23	1,690,000	1,702,675
5.875% 10/15/24	1,645,000	1,694,350
United Rentals North America
4.625% 7/15/23	1,045,000	1,069,819
5.50% 7/15/25	7,278,000	7,509,149
5.75% 11/15/24 *	170,000	177,225
5.875% 9/15/26	1,860,000	1,941,375
		17,027,548
Technology – 1.77%
Apple
2.45% 8/4/26	2,825,000	2,833,825

NQ-189 [7/16] 9/16 (17516)     27

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Apple
3.85% 8/4/46	5,990,000	$6,027,947
CDK Global 4.50% 10/15/24	3,910,000	3,966,124
Diamond 1 Finance 144A 6.02% 6/15/26 #	11,860,000	12,729,148
Fidelity National Information Services 5.00% 10/15/25	7,375,000	8,550,472
First Data
144A 5.00% 1/15/24 #	1,060,000	1,071,925
144A 5.75% 1/15/24 #	9,000,000	9,078,570
144A 7.00% 12/1/23 #	2,537,000	2,619,453
JD.com 3.125% 4/29/21	4,415,000	4,392,082
NXP 144A 4.625% 6/1/23 #	3,780,000	3,924,131
ON Semiconductor 1.00% 12/1/20	1,489,000	1,405,244
Oracle
2.40% 9/15/23	11,190,000	11,311,747
4.00% 7/15/46	6,590,000	6,843,326
Samsung Electronics America 144A 1.75% 4/10/17 #	10,895,000	10,933,590
Tencent Holdings 144A 3.375% 5/2/19 #	2,045,000	2,122,747
Verint Systems 1.50% 6/1/21	1,688,000	1,593,050
		89,403,381
Transportation – 1.34%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	3,238,571	3,351,921
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	2,502,693	2,634,085
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ⧫	2,238,320	2,319,459
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ⧫	1,350,000	1,453,073
American Airlines 2016-1 Class AA Pass Through Trust
3.575% 1/15/28 ⧫	2,862,968	3,081,269
Burlington Northern Santa Fe 4.70% 9/1/45	10,155,000	12,424,104
Canadian National Railway 3.20% 8/2/46	4,910,000	4,906,985
DP World 144A 6.85% 7/2/37 #	310,000	358,050
ERAC USA Finance 144A 3.30% 12/1/26 #	9,205,000	9,519,378
Norfolk Southern 2.90% 6/15/26	6,265,000	6,518,519
Penske Truck Leasing
144A 3.30% 4/1/21 #	4,320,000	4,469,982
144A 3.375% 2/1/22 #	8,415,000	8,596,419
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	2,158,850	2,324,811
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	2,019,479	2,153,269

28     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
United Airlines 2016-1 Class AA Pass Through Trust
3.10% 7/7/28 ⧫	3,470,000	$3,613,137
		67,724,461
Utilities – 0.27%
AES Andres 144A 7.95% 5/11/26 #	3,700,000	3,898,875
Calpine
144A 5.25% 6/1/26 #	2,555,000	2,586,937
5.375% 1/15/23 *	2,390,000	2,395,975
5.50% 2/1/24	913,000	915,283
Southern Gas Capital 3.25% 6/15/26	3,615,000	3,761,483
		13,558,553
Total Corporate Bonds (cost $2,209,606,337)		2,291,224,088

Municipal Bonds – 0.89%
Bay Area Toll Authority
(Build America Bonds) 6.907% 10/1/50	4,980,000	8,326,112
California State Various Purpose
5.00% 9/1/26	2,640,000	3,482,741
(Build America Bonds) 7.55% 4/1/39	4,005,000	6,625,912
Commonwealth of Massachusetts
Series B 5.00% 7/1/26	960,000	1,263,005
Series D 5.00% 4/1/26	855,000	1,120,118
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/46	4,125,000	5,017,403
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	4,060,000	4,829,857
(Build America Bonds)
Series A 7.102% 1/1/41	2,680,000	4,196,532
Series F 7.414% 1/1/40	1,290,000	2,084,085
New York City, New York
Series C 5.00% 8/1/26	1,980,000	2,564,872
Series C 5.00% 8/1/27	1,100,000	1,413,302
Oregon State Taxable Pension
5.892% 6/1/27	305,000	403,225
South Carolina Public Service Authority
Series D 4.77% 12/1/45	1,575,000	1,872,628
Texas Water Development Board
Series A 5.00% 10/15/45	1,345,000	1,643,603
Total Municipal Bonds (cost $42,824,500)		44,843,395

NQ-189 [7/16] 9/16 (17516)     29

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities – 3.64%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	1,134,681	$1,174,244
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	7,602,000	7,622,863
Series 2014-4 A2 1.43% 6/17/19	8,000,000	8,010,270
American Express Credit Account Secured Note Trust
Series 2012-4 A 0.721% 5/15/20 ●	9,100,000	9,106,368
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A 1.92% 9/20/19 #	6,115,000	6,117,506
Series 2014-1A A 144A 2.46% 7/20/20 #	6,297,000	6,362,996
Bank of America Credit Card Trust
Series 2014-A3 A 0.771% 1/15/20 ●	4,310,000	4,314,555
Series 2015-A1 A 0.811% 6/15/20 ●	15,975,000	15,996,282
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	543,272	543,693
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.531% 11/15/19 ●	1,700,000	1,699,513
Series 2007-A5 A5 0.521% 7/15/20 ●	6,855,000	6,842,658
Series 2016-A1 A1 0.931% 2/15/22 ●	5,600,000	5,613,574
Chase Issuance Trust
Series 2014-A5 A5 0.851% 4/15/21 ●	5,000,000	4,998,764
Series 2016-A1 A 0.891% 5/17/21 ●	4,000,000	4,005,730
Citibank Credit Card Issuance Trust
Series 2007-A8 A8 5.65% 9/20/19	3,895,000	4,097,317
Series 2014-A6 A6 2.15% 7/15/21	6,765,000	6,928,587
Series 2014-A9 A9 0.738% 11/23/18 ●	3,695,000	3,696,559
CNH Equipment Trust
Series 2016-B A2B 0.881% 10/15/19 ●	2,000,000	1,999,686
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28 @	3,621	3,500
Discover Card Execution Note Trust
Series 2013-A1 A1 0.781% 8/17/20 ●	2,390,000	2,391,650
Series 2015-A3 A 1.45% 3/15/21	4,855,000	4,884,871
FirstKey Lending Trust
Series 2015-SFR1 A 144A 2.553% 3/9/47 #	2,661,465	2,664,367
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	3,995,000	3,996,869
Ford Credit Auto Owner Trust
Series 2016-2 A 144A 2.03% 12/15/27 #	5,170,000	5,214,707
Golden Credit Card Trust
Series 2014-2A A 144A 0.931% 3/15/21 #●	2,815,000	2,800,088
Series 2015-2A A 144A 2.02% 4/15/22 #	3,480,000	3,515,653
GreatAmerica Leasing Receivables Funding
Series 2013-1 B 144A 1.44% 5/15/18 #	1,045,000	1,043,680

30     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	7,353,300	$6,678,877
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	4,480,000	4,492,813
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.041% 7/16/18 ●	3,135,000	3,136,047
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A 1.061% 5/15/20 #●	3,900,000	3,906,453
Morgan Stanley ABS Capital I Trust
Series 2005-HE5 M1 1.118% 9/25/35 ●	3,202,036	3,188,436
New Century Home Equity Loan Trust
Series 2005-2 M1 0.918% 6/25/35 ●	3,195,048	3,171,838
Nissan Auto Lease Trust
Series 2015-B A2B 1.011% 12/15/17 ●	2,642,967	2,647,770
Penarth Master Issuer
Series 2015-1A A1 144A 0.882% 3/18/19 #●	2,100,000	2,092,873
Popular ABS Mortgage Pass Through Trust
Series 2006-C A4 0.738% 7/25/36 ⧫●	5,665,000	5,471,329
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	4,170,000	4,169,048
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	3,800,000	3,809,125
Series 2015-2 A 1.60% 4/15/21	4,055,000	4,070,816
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	11,885,000	11,821,048
Total Non-Agency Asset-Backed Securities
(cost $184,656,372)		184,303,023

Non-Agency Collateralized Mortgage Obligations – 1.76%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.82% 1/25/45 #●	2,494,254	2,497,601
Series 2015-1 B2 144A 3.82% 1/25/45 #●	1,410,343	1,389,556
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	303,975	302,618
Banc of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	136,368	136,852
Series 2005-6 7A1 5.50% 7/25/20	407,911	393,509
Banc of America Mortgage Trust
Series 2004-K 2A1 2.887% 12/25/34 ●	1,085,421	1,066,008
CHL Mortgage Pass Through Trust
Series 2004-HYB2 2A 3.116% 7/20/34 ⧫●	67,037	60,986
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	517,521	520,824

NQ-189 [7/16] 9/16 (17516)     31

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.91% 11/25/36 ϕ	5,800,000	$5,745,252
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	2,463,681	2,452,185
First Horizon Mortgage Pass Through Trust
Series 2004-7 1A3 5.50% 1/25/35 ⧫	1,132,357	1,159,261
GSR Mortgage Loan Trust
Series 2004-9 4A1 3.121% 8/25/34 ●	434,148	420,663
JPMorgan Mortgage Trust
Series 2005-A8 1A1 2.661% 11/25/35 ●	321,815	302,931
Series 2006-S1 1A1 6.00% 4/25/36	3,109,620	3,181,069
Series 2007-A1 7A4 2.997% 7/25/35 ●	66,414	58,705
Series 2014-2 B1 144A 3.429% 6/25/29 #●	2,097,175	2,099,214
Series 2014-2 B2 144A 3.429% 6/25/29 #●	781,367	761,513
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	2,470,000	2,496,456
Series 2015-1 B1 144A 2.662% 12/25/44 #●	3,366,178	3,327,286
Series 2015-1 B2 144A 2.662% 12/25/44 #●	2,822,449	2,741,782
Series 2015-4 B1 144A 3.634% 6/25/45 #●	2,635,166	2,565,499
Series 2015-4 B2 144A 3.634% 6/25/45 #●	1,891,763	1,804,502
Series 2015-5 B2 144A 2.897% 5/25/45 #●	2,669,001	2,500,903
Series 2015-6 B1 144A 3.642% 10/25/45 #●	1,848,553	1,885,340
Series 2015-6 B2 144A 3.642% 10/25/45 #●	1,789,714	1,791,281
MASTR ARM Trust
Series 2004-10 2A2 3.279% 10/25/34 ●	56,246	36,347
New Residential Mortgage Loan Trust
Series 2015-2A A1 144A 3.75% 8/25/55 #●	4,010,545	4,183,914
Sequoia Mortgage Trust
Series 2013-4 B2 3.498% 4/25/43 ●	1,538,629	1,512,615
Series 2013-11 B1 144A 3.668% 9/25/43 #●	2,561,450	2,619,502
Series 2014-2 A4 144A 3.50% 7/25/44 #●	2,743,950	2,823,911
Series 2015-1 B2 144A 3.884% 1/25/45 #●	2,058,188	2,069,517
Structured Asset Securities Mortgage Pass Through
Certificates
Series 2004-20 2A1 5.50% 11/25/34 ⧫	2,440,598	2,481,393
Structured Asset Securities Trust
Series 2005-1 4A1 5.00% 2/25/20	1,491,488	1,507,394
Thornburg Mortgage Securities Trust
Series 2007-4 1A1 2.561% 9/25/37 ●	1,927,835	1,881,868
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	3,845,309	3,886,926
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	3,936,706	3,982,775
Series 2016-1 A1B 144A 2.75% 2/25/55 #●	2,959,057	2,993,402
Series 2016-2 A1 144A 3.00% 8/25/55 #●	2,363,021	2,410,534
Series 2016-3 A1 144A 2.25% 8/25/55 #●	3,305,000	3,300,254

32     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass Through Trust
Series 2005-1 5A2 6.00% 3/25/35 ⧫	227,161	$108,279
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-3 A4 5.50% 5/25/35	3,555,334	3,667,245
Series 2006-2 3A1 5.75% 3/25/36	1,502,495	1,520,783
Series 2006-3 A11 5.50% 3/25/36	1,544,098	1,568,012
Series 2006-20 A1 5.50% 12/25/21	479,144	484,349
Series 2006-AR5 2A1 3.158% 4/25/36 ●	1,377,063	1,289,937
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A 3.914% 3/20/45 #●	2,765,191	2,879,039
Total Non-Agency Collateralized Mortgage Obligations (cost $86,790,762)		88,869,792

Non-Agency Commercial Mortgage-Backed Securities – 5.27%
Banc of America Commercial Mortgage Trust
Series 2007-4 AM 5.808% 2/10/51 ●	3,670,000	3,807,484
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	2,930,031	3,020,775
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.712% 12/10/49 ●	2,950,000	3,004,064
Series 2014-GC25 A4 3.635% 10/10/47	5,655,000	6,228,421
Series 2015-GC27 A5 3.137% 2/10/48	6,497,146	6,901,406
Series 2016-P3 A4 3.329% 4/15/49	4,000,000	4,332,268
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	4,205,000	4,428,903
Series 2014-CR19 A5 3.796% 8/10/47	6,890,000	7,652,929
Series 2014-CR20 A4 3.59% 11/10/47	2,305,000	2,532,966
Series 2014-CR20 AM 3.938% 11/10/47	10,325,000	11,401,317
Series 2015-3BP A 144A 3.178% 2/10/35 #	9,890,000	10,541,263
Series 2015-CR23 A4 3.497% 5/10/48	8,305,000	9,061,864
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	3,375,000	3,421,442
DB-JPM
Series 2016-C1 A4 3.276% 5/10/49	9,985,000	10,783,009
Series 2016-C3 A5 2.89% 9/10/49	2,850,000	2,961,851
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	4,494,000	5,049,096
Series 2011-LC1A C 144A 5.697% 11/10/46 #●	5,320,000	6,140,865
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	17,610,000	18,861,354
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	4,765,000	5,247,714
Series 2014-GC24 A5 3.931% 9/10/47	7,000,000	7,846,276
Series 2015-GC32 A4 3.764% 7/10/48	3,086,000	3,434,525

NQ-189 [7/16] 9/16 (17516)     33

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #		3,018,000	$3,036,247
Series 2013-HLT BFX 144A 3.367% 11/5/30 #		14,065,000	14,164,410
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #		6,145,000	6,388,793
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48		6,825,000	7,611,946
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49		8,880,000	9,495,606
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.495% 8/12/37 ●		1,765,000	1,906,374
Series 2005-LDP5 D 5.55% 12/15/44 ●		2,895,000	2,885,903
Series 2006-LDP8 AM 5.44% 5/15/45		5,905,289	5,902,677
Series 2011-C5 C 144A 5.321% 8/15/46 #●		3,780,000	4,199,124
Series 2013-LC11 B 3.499% 4/15/46		3,720,000	3,961,832
Series 2015-JP1 A5 3.914% 1/15/49		3,745,000	4,236,014
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31		280,420	280,758
Series 2006-C6 AJ 5.452% 9/15/39 ●		6,325,000	5,894,268
Series 2006-C6 AM 5.413% 9/15/39		5,285,000	5,285,627
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47		3,805,000	4,213,386
Series 2015-C23 A4 3.719% 7/15/50		9,640,000	10,666,509
Series 2015-C26 A5 3.531% 10/15/48		5,655,000	6,204,941
Series 2016-C29 A4 3.325% 5/15/49		3,810,000	4,105,360
Morgan Stanley Capital I Trust
Series 2005-HQ7 C 5.198% 11/14/42 ●		271,503	271,150
Series 2006-HQ10 B 5.448% 11/12/41 ●		7,024,000	6,715,262
Series 2006-TOP21 B 144A 5.238% 10/12/52 #●		2,000,000	1,995,109
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45		2,935,000	3,111,596
Series 2014-LC18 A5 3.405% 12/15/47		1,325,000	1,434,917
Series 2015-NXS3 A4 3.617% 9/15/57		7,285,000	8,019,186
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45		7,645,115	8,089,231
Total Non-Agency Commercial Mortgage-Backed Securities (cost $260,797,827)			266,736,018

Regional Bonds – 0.65%Δ
Australia – 0.14%
New South Wales Treasury 4.00% 5/20/26	AUD	2,363,900	2,094,401
Queensland Treasury 144A 3.25% 7/21/26 #	AUD	2,839,000	2,318,801
Queensland Treasury 144A 3.25% 7/21/28 #	AUD	2,933,000	2,384,903
			6,798,105

34     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

		Principal amount°	Value (U.S. $)
Regional BondsΔ (continued)
Canada – 0.35%
Province of British Columbia 2.25% 6/2/26		7,715,000	$7,976,369
Province of Manitoba 2.125% 6/22/26		4,490,000	4,527,164
Province of Ontario 3.45% 6/2/45	CAD	2,594,000	2,326,961
Province of Quebec
2.50% 4/20/26		775,000	803,269
6.00% 10/1/29	CAD	1,985,000	2,164,944
			17,798,707
Japan – 0.16%
Japan Finance Organization For Municipalities 144A
2.125% 4/13/21 #		7,928,000	8,088,352
			8,088,352
Total Regional Bonds (cost $31,708,205)			32,685,164

Senior Secured Loans – 7.72%«
Accudyne Industries Borrower 1st Lien 4.00% 12/13/19		3,450,000	3,212,813
Air Medical Group Holdings Tranche B 1st Lien
4.25% 4/28/22		8,118,030	7,987,800
Albertson’s Tranche B4 1st Lien 5.50% 8/25/21		4,119,790	4,142,643
Amaya Holdings Tranche 1st Lien 5.00% 8/1/21		5,999,620	5,944,447
Applied Systems Tranche 1st Lien 4.00% 1/23/21		2,474,869	2,481,056
Applied Systems Tranche 2nd Lien 7.50% 1/23/22 @		6,711,373	6,744,930
Ardagh Group USA Tranche B 1st Lien 4.00% 12/17/19		2,935,599	2,942,938
Arnhold & S Bleichroeder Holdings Tranche B 1st Lien
4.75% 12/1/22		2,840,725	2,808,176
ATI Holdings Acquisition Tranche 1st Lien 5.50% 5/10/23		2,480,000	2,498,600
Avago Technologies Cayman Finance Tranche B 1st Lien
4.25% 2/1/23		7,764,643	7,792,145
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20		4,299,422	4,276,584
Blue Ribbon Tranche 1st Lien 5.00% 11/13/21		6,089,169	6,127,227
Builders FirstSource Tranche B 1st Lien 6.00% 7/31/22		8,887,249	8,932,796
BWAY Holding Tranche B 1st Lien 5.50% 8/14/20		2,611,453	2,613,085
Caesars Growth Properties Holdings Tranche B 1st Lien
6.25% 5/8/21		4,397,984	4,189,080
Change Healthcare Holdings 1st Lien 3.75% 11/2/18		2,258,003	2,263,296
Charter Communications Operating Tranche H 1st Lien
3.25% 8/24/21		789,023	791,920
Charter Communications Tranche I 1st Lien
3.50% 1/24/23		2,367,068	2,381,227
CityCenter Holdings Tranche B 1st Lien 4.25% 10/16/20		2,630,597	2,648,409
Community Health Systems Tranche G 1st Lien
3.75% 12/31/19		2,065,754	2,036,059

NQ-189 [7/16] 9/16 (17516)      35

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Community Health Systems Tranche H 1st Lien
4.00% 1/27/21	5,225,758	$5,168,154
DAE Aviation Holdings 1st Lien 5.25% 7/7/22	3,812,197	3,826,493
DaVita Healthcare Partners Tranche B 1st Lien
3.50% 6/24/21	3,861,200	3,882,919
Dell International Tranche B 1st Lien 4.00% 6/2/23	5,100,000	5,106,905
Dynegy Finance IV Tranche 5.00% 6/27/23	2,795,000	2,798,784
Examworks Group Tranche 1st Lien 4.75% 7/28/23	3,505,000	3,515,224
First Data Tranche B 1st Lien
4.238% 7/10/22	2,190,000	2,200,267
4.488% 3/24/21	5,662,810	5,695,626
Flying Fortress Tranche B 1st Lien 3.50% 4/30/20	1,225,209	1,232,356
FMG Resources August 2006 Pty 1st Lien 4.25% 6/30/19	6,465,603	6,345,886
Frank Russell Tranche B 1st Lien 6.75% 6/1/23	7,925,000	7,484,172
Gardner Denver 1st Lien 4.25% 7/30/20	5,836,661	5,564,895
Gates Global 1st Lien 4.25% 7/6/21	5,143,152	5,050,575
GCP Applied Technologies Tranche B 1st Lien
5.25% 2/3/22	2,019,938	2,030,669
Green Energy Partners Tranche B
1st Lien 6.50% 11/13/21	2,263,000	2,195,110
HCA Tranche B6 1st Lien 3.746% 3/17/23	921,466	929,961
Hilton Worldwide Finance Tranche B2 1st Lien
3.50% 10/26/20	7,468,783	7,496,791
Houghton International 1st Lien 4.25% 12/20/19	1,848,885	1,851,196
Hyperion Insurance Group Tranche B 1st Lien
5.50% 4/29/22	4,300,563	4,150,043
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	5,297,212	5,298,314
Immucor Tranche B2 1st Lien 5.00% 8/17/18	1,820,284	1,768,710
Ineos U.S. Finance Tranche B 1st Lien
3.75% 12/15/20	4,999,254	4,987,795
4.25% 3/31/22	1,293,617	1,294,122
J.C. Penney 1st Lien 5.25% 6/23/23	5,661,735	5,679,427
Keurig Green Mountain Tranche B 1st Lien 5.25% 3/3/23	4,558,200	4,598,996
KIK Custom Products 1st Lien 6.00% 8/26/22 @	6,314,601	6,296,181
Kinetic Concepts Tranche E1 1st Lien 5.00% 5/4/18	1,397,838	1,398,857
KRATON Polymers Tranche B 1st Lien 6.00% 1/6/22	3,980,000	3,962,588
Landry’s Tranche B 1st Lien 4.00% 4/24/18	2,562,547	2,570,155
Level 3 Financing 1st Lien 4.00% 1/15/20	3,740,000	3,761,038
LTS Buyer 2nd Lien 8.00% 4/1/21	3,141,138	3,148,990
Marina District Finance Tranche B 1st Lien 6.50% 8/15/18	2,773,926	2,778,550
Mauser Holding Sarl 2nd Lien 8.75% 7/31/22	557,000	544,119
MGM Growth Properties Operating Partnership Tranche B
1st Lien 4.00% 4/25/23	5,042,363	5,084,910
Micron Technology Tranche B 1st Lien 6.64% 4/26/22	990,000	1,002,375

36     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Mohegan Tribal Gaming Authority Tranche B 1st Lien
5.50% 6/15/18	9,030,212	$9,031,621
MPH Acquisition Holdings 5.00% 6/7/23	4,210,000	4,253,418
NBTY Tranche B 1st Lien 5.00% 5/5/23	7,140,000	7,103,186
Neiman Marcus Group 1st Lien 4.25% 10/25/20	997,442	941,275
Neptune Finco Tranche B 1st Lien 5.00% 10/9/22	2,822,925	2,848,684
Numericable U.S. Tranche 1st Lien 4.752% 1/31/23	972,556	974,988
Numericable U.S. Tranche B 1st Lien 5.002% 1/15/24	6,438,863	6,454,960
NXP Tranche B1 1st Lien 3.75% 12/7/20	2,905,944	2,929,101
ON Semiconductor Tranche B 1st Lien 5.25% 3/31/23	3,230,000	3,270,375
Panda Hummel Tranche B1 1st Lien 7.00% 10/27/22	1,280,000	1,232,000
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20	4,651,378	4,546,722
PET Acquisition Merger Sub Tranche B1 1st Lien
5.00% 1/26/23	5,054,600	5,083,937
PQ 1st Lien 5.75% 11/4/22	7,653,000	7,720,645
Prime Security Services Borrower 1st Lien 4.75% 5/2/22	4,150,000	4,185,881
Prime Security Services Borrower 2nd Lien 9.75% 7/1/22	3,735,865	3,785,676
Prospect Medical Holdings Tranche B 1st Lien
7.00% 6/30/22	5,010,000	4,981,819
Republic of Angola (Unsecured) 7.045% 12/16/23 @	10,987,500	9,614,063
Revlon Consumer Products Tranche B 1st Lien
4.25% 7/22/23	2,970,000	2,970,371
Reynolds Group Holdings 1st Lien 4.25% 1/21/23	1,709,251	1,713,835
Reynolds Group Holdings Tranche B 1st Lien
4.50% 12/1/18	2,922,858	2,932,448
Sable International Finance Tranche B1 1st Lien
5.50% 12/31/22	4,820,000	4,854,646
Sable International Finance Tranche B2 1st Lien
5.83% 12/31/22	3,940,000	3,968,321
SAM Finance Lux Sarl Tranche B 1st Lien 4.25% 12/17/20	2,108,969	2,101,389
Scientific Games International 1st Lien 6.00% 10/18/20	1,501,151	1,502,401
Sinclair Television Group Tranche B1 1st Lien
3.50% 7/31/21	934,655	936,601
Solera Tranche B 1st Lien 5.75% 3/3/23	5,092,238	5,140,430
Spectrum Brands Tranche 1st Lien 3.50% 6/23/22	2,012,142	2,023,617
Stardust Finance Holdings 2nd Lien 10.50% 3/13/23	1,250,000	1,239,063
Stardust Finance Holdings Tranche B 1st Lien
6.50% 3/13/22 @	4,325,858	4,309,636
Station Casinos Tranche B 1st Lien 3.75% 6/8/23	1,245,000	1,245,428
Summit Materials Tranche B 1st Lien 4.00% 7/17/22	2,613,600	2,622,241
Telenet Financing USD Tranche B 1st Lien 4.25% 6/30/24	1,015,000	1,018,806
T-Mobile USA Tranche B 1st Lien 3.50% 11/9/22	9,289,636	9,357,859
TransDigm Tranche E 1st Lien 3.75% 5/14/22	903,874	902,179
TransDigm Tranche F 1st Lien 3.75% 6/9/23	2,016,970	2,008,146

NQ-189 [7/16] 9/16 (17516)     37

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Senior Secured Loans« (continued)
TransDigm Tranche F-DD 1st Lien 3.75% 6/9/23		1,815,273	$1,807,331
Tribune Media Tranche B 1st Lien 3.75% 12/27/20		2,613,600	2,625,035
Univar USA Tranche B 1st Lien 4.25% 7/1/22		838,444	838,548
Univision Communications 1st Lien 4.00% 3/1/20		1,098,053	1,098,837
Univision Communications Tranche C4 1st Lien
4.00% 3/1/20		6,327,383	6,333,319
USAGM HoldCo Tranche 1st Lien 5.50% 7/28/22		5,010,795	5,002,181
USAGM HoldCo Tranche DD 1st Lien 5.50% 7/28/22		994,205	992,341
USI 1st Lien 4.25% 12/27/19		7,120,191	7,111,291
Valeant Pharmaceuticals International 1st Lien
4.75% 12/11/19		3,887,998	3,851,548
Valeant Pharmaceuticals International Tranche A3
3.75% 10/20/18		2,135,494	2,103,995
Western Digital Tranche B 1st Lien 6.25% 4/29/23		2,485,000	2,514,199
WideOpenWest Finance Tranche B 1st Lien 4.50% 4/1/19		5,020,723	5,035,890
Windstream Services Tranche B6 1st Lien 5.75% 3/29/21		2,672,658	2,696,043
Wireco Worldgroup Tranche 1st Lien 6.50% 7/22/23		2,470,000	2,481,579
Zekelman Industries Tranche B 1st Lien 6.00% 6/14/21		2,555,000	2,570,969
Total Senior Secured Loans (cost $388,383,931)			390,385,258

Sovereign Bonds – 3.05%Δ
Argentina – 0.17%
Argentine Republic Government International Bond 144A
7.125% 7/6/36 #		4,100,000	4,175,850
City of Buenos Aires Argentina 144A 7.50% 6/1/27 #		4,345,000	4,529,663
			8,705,513
Australia – 0.05%
Australia Government Bond 3.75% 4/21/37	AUD	2,743,000	2,539,134
			2,539,134
Brazil – 0.11%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	8,932,000	2,713,279
10.00% 1/1/23	BRL	9,870,000	2,802,905
			5,516,184
Canada – 0.02%
Canadian Government Bond 2.75% 12/1/48	CAD	1,202,000	1,175,026
			1,175,026
Colombia – 0.04%
Colombia Government International Bond
4.50% 1/28/26 *		450,000	482,513
5.00% 6/15/45		1,269,000	1,310,242
			1,792,755

38     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
Croatia – 0.09%
Croatia Government International Bond 144A
6.375% 3/24/21 #		4,215,000	$4,655,054
			4,655,054
Dominican Republic – 0.08%
Dominican Republic International Bond 144A
6.875% 1/29/26 #		3,460,000	3,892,500
			3,892,500
Ecuador – 0.10%
Ecuador Government International Bond 144A
10.75% 3/28/22 #		5,200,000	5,202,782
			5,202,782
Germany – 0.05%
FMS Wertmanagement AoeR 1.375% 6/8/21		2,520,000	2,537,942
			2,537,942
Guatemala – 0.10%
Guatemala Government Bond 144A 4.50% 5/3/26 #		4,650,000	4,911,563
			4,911,563
Hungary – 0.13%
Hungary Government International Bond 5.75% 11/22/23		5,600,000	6,453,440
			6,453,440
Indonesia – 0.26%
Indonesia Government International Bond
144A 5.125% 1/15/45 #		1,200,000	1,353,894
144A 5.95% 1/8/46 #		2,900,000	3,627,825
Indonesia Treasury Bond 8.375% 9/15/26	IDR	97,340,000,000	8,237,691
			13,219,410
Jamaica – 0.05%
Jamaica Government International Bond 6.75% 4/28/28		2,300,000	2,518,500
			2,518,500
Mexico – 0.40%
Mexican Bonos 5.75% 3/5/26	MXN	349,536,200	18,414,760
Mexico Government International Bond 3.60% 1/30/25		1,637,000	1,716,804
			20,131,564
Mongolia – 0.07%
Mongolia Government International Bond
144A 5.125% 12/5/22 #		2,055,000	1,865,802
144A 10.875% 4/6/21 #		1,545,000	1,724,849
			3,590,651
New Zealand – 0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD	527,000	464,062
			464,062

NQ-189 [7/16] 9/16 (17516)     39

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
Paraguay – 0.08%
Paraguay Government International Bond 144A
5.00% 4/15/26 #		3,900,000	$4,182,750
			4,182,750
Poland – 0.26%
Poland Government Bond
2.50% 7/25/26	PLN	42,290,000	10,522,026
3.25% 7/25/25	PLN	9,401,000	2,498,513
			13,020,539
Portugal – 0.02%
Portugal Government International Bond 144A
5.125% 10/15/24 #		1,045,000	1,067,456
			1,067,456
Qatar – 0.09%
Qatar Government International Bond
144A 3.25% 6/2/26 #		2,325,000	2,389,147
144A 4.625% 6/2/46 #		2,025,000	2,176,875
			4,566,022
Republic of Korea – 0.16%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	8,969,388,915	8,220,689
			8,220,689
Russia – 0.12%
Russian Foreign Bond - Eurobond 7.85% 3/10/18	RUB	390,000,000	5,809,221
			5,809,221
Senegal – 0.07%
Senegal Government International Bond 144A
6.25% 7/30/24 #		3,800,000	3,739,675
			3,739,675
Serbia – 0.09%
Serbia International Bond 144A 4.875% 2/25/20 #		4,350,000	4,526,488
			4,526,488
South Africa – 0.06%
South Africa Government Bond 8.00% 1/31/30	ZAR	44,695,000	2,966,798
			2,966,798
Sri Lanka – 0.15%
Sri Lanka Government International Bond
144A 6.125% 6/3/25 #		5,900,000	5,984,276
144A 6.825% 7/18/26 #*		1,700,000	1,774,042
			7,758,318

40     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
Ukraine – 0.11%
Ukraine Government International Bond 144A
7.75% 9/1/19 #		5,700,000	$5,685,750
			5,685,750
United Kingdom – 0.04%
United Kingdom Gilt 3.50% 1/22/45	GBP	1,169,100	2,237,858
			2,237,858
Uruguay – 0.07%
Uruguay Government International Bond 5.10% 6/18/50		3,450,000	3,501,750
			3,501,750
Total Sovereign Bonds (cost $151,033,300)			154,589,394

Supranational Banks – 0.92%
Asian Development Bank 0.50% 3/24/20	AUD	1,750,000	1,247,461
Banque Ouest Africaine de Developpement 144A
5.50% 5/6/21 #		2,415,000	2,541,787
European Bank for Reconstruction & Development
7.375% 4/15/19	IDR	49,290,000,000	3,790,120
Inter-American Development Bank 6.00% 9/5/17	INR	659,950,000	9,777,526
International Bank for Reconstruction & Development
0.552% 4/17/19 ●		2,469,000	2,462,519
2.50% 11/25/24		2,469,000	2,642,264
3.50% 1/22/21	NZD	23,231,000	17,402,958
3.75% 2/10/20	NZD	3,300,000	2,482,692
4.625% 10/6/21	NZD	2,649,000	2,095,305
International Finance
3.00% 5/6/21	NZD	1,795,000	1,317,002
3.625% 5/20/20	NZD	1,035,000	775,951
Total Supranational Banks (cost $45,095,051)			46,535,585

U.S. Treasury Obligation – 0.38%
U.S. Treasury Note
1.125% 7/31/21		19,290,000	19,373,642
Total U.S. Treasury Obligation (cost $19,265,887)			19,373,642

NQ-189 [7/16] 9/16 (17516)      41

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Number of Shares	Value (U.S. $)
Common Stock – 0.00%
Century Communications @=†	7,875,000	$0
Total Common Stock (cost $238,403)		0

Convertible Preferred Stock – 0.27%
Bank of America 7.25% exercise price $50.00, expiration
date 12/31/49	1,477	1,781,262
Crown Castle International 4.50% exercise price $85.77,
expiration date 11/1/16	5,995	692,183
Exelon 6.50% exercise price $43.75, expiration date
6/1/17	38,450	1,924,422
Halcon Resources 5.75% exercise price $30.78, expiration
date 12/31/49 @	1,625	65,812
Huntington Bancshares 8.50% exercise price $11.95,
expiration date 12/31/49 @	1,768	2,545,920
Maiden Holdings 7.25% exercise price $15.05, expiration
date 9/15/16 *	43,033	2,210,175
T-Mobile U.S. 5.50% exercise price $31.02, expiration
date 12/15/17	20,274	1,582,791
Wells Fargo 7.50% exercise price $156.71, expiration date
12/31/49	2,210	2,942,085
Total Convertible Preferred Stock (cost $13,809,214)		13,744,650

Exchange-Traded Fund – 0.05%
iShares iBoxx $ High Yield Corporate Bond ETF*	30,600	2,613,546
Total Exchange-Traded Fund (cost $2,564,644)		2,613,546

Preferred Stock – 0.73%
General Electric 5.00% ●	13,537,000	14,603,039
Integrys Energy Group 6.00% @●	205,350	5,551,124
PNC Preferred Funding Trust II 144A 1.875% #●	13,900,000	12,737,960
USB Realty 1.827% #@●	4,485,000	3,845,887
Total Preferred Stock (cost $33,332,911)		36,738,010

	Principal amount°
Short-Term Investments – 5.65%
Discount Notes – 4.88%≠
Federal Home Loan Bank
0.17% 8/3/16	26,063,370	26,063,110
0.198% 8/5/16	13,958,211	13,957,848
0.241% 8/10/16	48,083,270	48,081,155
0.241% 8/15/16	31,091,321	31,089,175
0.271% 8/29/16	16,212,037	16,209,800

42     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.282% 8/26/16	51,974,489	$51,968,096
0.317% 9/7/16	15,638,511	15,634,633
0.322% 9/19/16	9,819,633	9,816,412
0.372% 9/21/16	15,392,715	15,386,388
0.372% 9/23/16	18,776,183	18,769,517
		246,976,134
Repurchase Agreements – 0.77%
Bank of America Merrill Lynch
0.29%, dated 7/29/16, to be repurchased on 8/1/16,
repurchase price $10,963,524 (collateralized by U.S.
government obligations 3.375% 5/15/44;
market value $11,182,530)	10,963,259	10,963,259
Bank of Montreal
0.26%, dated 7/29/16, to be repurchased on 8/1/16,
repurchase price $18,272,494 (collateralized by U.S.
government obligations 0.125%–3.125%
2/15/19–11/15/45; market value $18,637,542)	18,272,099	18,272,099
BNP Paribas
0.33%, dated 7/29/16, to be repurchased on 8/1/16,
repurchase price $9,410,901 (collateralized by U.S.
government obligations 0.00%–4.250%
8/31/19–11/15/40; market value $9,598,855)	9,410,642	9,410,642
		38,646,000
Total Short-Term Investments (cost $285,604,310)		285,622,134

Total Value of Securities Before Securities
Lending Collateral – 104.77%
(cost $5,187,748,471)		5,300,767,741

	Number of
	Shares
Securities Lending Collateral – 1.05%
Separate Account
Delaware Diversified Income Fund	52,957,496	52,957,496
Total Securities Lending Collateral (cost $52,957,496)		52,957,496

Total Value of Securities – 105.82%
(cost $5,240,705,967)		$5,353,725,237 ■
Obligation to Return Securities Lending Collateral – (1.05%)		(52,957,496)
Liabilities Net of Receivables and Other Assets – (4.78%)★		(241,631,456)
Net Assets Applicable to 565,866,136 Shares Outstanding – 100.00%		$5,059,136,285

NQ-189 [7/16] 9/16 (17516)     43

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2016, the aggregate value of Rule 144A securities was $1,152,471,662, which represents 22.78% of the Fund’s net assets.

*	Fully or partially on loan.
@	Illiquid security. At July 31, 2016, the aggregate value of illiquid securities was $104,712,978, which represents 2.07% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Of this amount, $14,373,000 represents cash collateral posted for certain open derivatives and $2,059,553 represents cash collateral posted for centrally cleared swap contracts.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
■	Includes $51,298,959 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of July 31, 2016. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2016.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2016.

44     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at July 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(13,969,612)	USD	10,442,704	9/2/16	$(160,579)
BAML	CAD	(14,210,853)	USD	10,764,330	9/2/16	(122,154)
BAML	EUR	7,080,081	USD	(7,792,479)	9/2/16	134,307
BAML	JPY	(391,809,231)	USD	3,693,387	9/2/16	(151,433)
BAML	NZD	(22,423,290)	USD	15,652,353	9/2/16	(514,872)
BB	EUR	(547,570)	USD	602,384	9/2/16	(10,668)
BNP	AUD	(8,296,448)	USD	6,201,959	9/2/16	(95,251)
BNP	INR	186,465,887	USD	(2,756,332)	9/2/16	23,836
BNP	NOK	(9,426,852)	USD	1,100,375	9/2/16	(17,017)
BNYM	ZAR	(1,787,800)	USD	128,717	8/1/16	16
CSFB	ZAR	19,041,027	USD	(1,371,338)	8/2/16	(902)
HSBC	GBP	(8,040,933)	USD	10,549,543	9/2/16	(98,434)
JPMC	KRW	(2,147,483,648)	USD	7,486,942	9/2/16	(175,576)
JPMC	PLN	(8,143,900)	USD	2,051,011	9/2/16	(36,862)
JPMC	SEK	5,329,174	USD	(616,865)	9/2/16	7,000
TD	EUR	(5,573,770)	USD	6,132,746	9/2/16	(107,589)
TD	JPY	(4,294,967,296)	USD	(3,889,240)	9/2/16	154,471
TD	NZD	(13,254,537)	USD	9,242,269	9/2/16	(314,272)
TD	ZAR	(39,971,814)	USD	2,772,702	9/2/16	(86,355)
						$(1,572,334)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(667)	E-mini S&P 500 Index	$(68,095,187)	$(72,309,470)	9/19/16	$(4,214,283)
(413)	U.S. Treasury 10 yr Notes	(54,456,691)	(54,948,360)	9/22/16	(491,669)
2,207	U.S. Treasury Long Bonds	372,267,410	384,983,563	9/21/16	12,716,153
		$249,715,532			$8,010,201

NQ-189 [7/16] 9/16 (17516)     45

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

Swap Contracts

CDS Contracts1

					Upfront
	Swap		Annual		Payments	Unrealized
	Referenced		Protection	Termination	Paid	Appreciation
Counterparty	Obligation	Notional Value[2]	Payments	Date	(Received)	(Depreciation)[3]
	Protection
	Purchased:
	JPMC -
CME	CDX.NA.HY.26[4]	25,290,000	5.00%	6/20/21	$(720,382)	$(325,573)
MSC	CDX.EM.25[5]	13,905,000	1.00%	6/20/21	1,069,010	(51,744)
					$348,628	$(377,317)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

[2]Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.
[3]Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(108,663).
[4]Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.
[5]Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

46     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – Banque Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
CSFB – Credit Suisse First Boston
DB – Deutsche Bank
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
INR – Indian Rupee
JPM – JPMorgan
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
MASTR – Mortgage Asset Securitization Transactions, Inc.
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland

NQ-189 [7/16] 9/16 (17516)     47

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

Summary of abbreviations (continued):
USD – U.S. Dollar
WF – Wells Fargo
yr – Year
ZAR – South African Rand

48     NQ-189 [7/16] 9/16 (17516)

Notes
Delaware Diversified Income Fund	July 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

NQ-189 [7/16] 9/16 (17516)     49

(Unaudited)

2. Investments

At July 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$5,240,705,967
Aggregate unrealized appreciation	$160,770,866
Aggregate unrealized depreciation	(47,751,596)
Net unrealized appreciation	$113,019,270

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

50     NQ-189 [7/16] 9/16 (17516)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed
Securities[1]	$—	$1,906,322,520	$—	$1,906,322,520
Corporate Debt	—	2,367,314,443	—	2,367,314,443
Municipal Bonds	—	44,843,395	—	44,843,395
Foreign Debt	—	233,810,143	—	233,810,143
Senior Secured Loans[1]	—	375,789,376	14,595,882	390,385,258
Exchange Traded Fund	2,613,546	—	—	2,613,546
U.S. Treasury Obligations	—	19,373,642	—	19,373,642
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	13,678,838	65,812	—	13,744,650
Preferred Stock	—	36,738,010	—	36,738,010
Short-Term Investments	—	285,622,134	—	285,622,134
Securities Lending Collateral	—	52,957,496	—	52,957,496
Total Value of Securities	$16,292,384	$5,322,836,971	$14,595,882	$5,353,725,237

Foreign Currency Exchange Contracts	$—	$(1,572,334)	$—	$(1,572,334)
Futures Contracts	8,010,201	—	—	8,010,201
Swap Contracts	—	(377,317)	—	(377,317)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-
Backed Securities	—	99.59%	0.41%	100.00%
Senior Secured Loans	—	97.54%	2.46%	100.00%
Convertible Preferred Stock	99.52%	0.48%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended July 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

NQ-189 [7/16] 9/16 (17516)     51

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

52     NQ-189 [7/16] 9/16 (17516)

Schedule of investments
Delaware U.S. Growth Fund	July 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.31%✧
Consumer Discretionary – 13.05%
L Brands	1,288,122	$95,192,216
Liberty Global Class A †	471,556	14,953,056
Liberty Global Class C †	1,815,451	56,188,208
Liberty Interactive Corp QVC Group Class A †	5,127,891	137,478,758
TripAdvisor †	1,355,173	94,821,455
		398,633,693
Consumer Staples – 3.94%
Walgreens Boots Alliance	1,520,525	120,501,606
		120,501,606
Financial Services – 10.89%
Crown Castle International	1,566,141	151,962,661
Equinix	198,727	74,099,336
Intercontinental Exchange	403,863	106,700,605
		332,762,602
Healthcare – 21.80%
Allergan †	600,584	151,917,723
Biogen †	422,684	122,548,772
Celgene †	1,483,857	166,473,917
DENTSPLY SIRONA	1,153,010	73,838,760
IMS Health Holdings †	812,111	24,379,572
Novo Nordisk ADR	1,367,922	77,930,516
Quintiles Transnational Holdings †	628,118	48,767,082
		665,856,342
Industrials – 2.59%
Nielsen Holdings	1,469,016	79,121,202
		79,121,202
Technology – 47.04%
Alphabet Class A †	153,114	121,165,233
Alphabet Class C †	123,242	94,747,217
eBay †	3,834,740	119,490,498
Electronic Arts †	1,841,296	140,527,711
Facebook Class A †	1,017,399	126,096,432
Intuit	622,970	69,143,440
MasterCard Class A	1,362,338	129,749,071
Microsoft	2,606,092	147,713,295
PayPal Holdings †	4,002,757	149,062,671
QUALCOMM	2,657,339	166,296,275
Visa Class A	2,215,240	172,899,482
		1,436,891,325
Total Common Stock (cost $2,469,363,021)		3,033,766,770

NQ-101 [7/16] 9/16 (17518)     1

Schedule of investments
Delaware U.S. Growth Fund

	Principal amount°	Value (U.S. $)
Short-Term Investments – 1.18%
Discount Notes – 1.18%≠
Federal Home Loan Bank
0.162% 8/5/16	114,748	$114,745
0.241% 8/10/16	14,581,081	14,580,439
0.271% 8/29/16	828,127	828,013
0.283% 8/26/16	11,632,388	11,630,957
0.318% 9/7/16	4,742,323	4,741,147
0.322% 9/19/16	2,386,367	2,385,584
0.464% 8/15/16	1,889,458	1,889,328
		36,170,213
Total Short-Term Investments (cost $36,167,645)		36,170,213
Total Value of Securities – 100.49%
(cost $2,505,530,666)		3,069,936,983

Liabilities Net of Receivables and Other Assets – (0.49%)		(14,990,190)
Net Assets Applicable to 121,963,845 Shares Outstanding – 100.00%		$3,054,946,793

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

2     NQ-101 [7/16] 9/16 (17518)

Notes
Delaware U.S. Growth Fund	July 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware U.S. Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At July 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$2,505,530,666
Aggregate unrealized appreciation of investments	$652,055,627
Aggregate unrealized depreciation of investments	(87,649,310)
Net unrealized appreciation of investments	$564,406,317

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-101 [7/16] 9/16 (17518)     3

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$3,033,766,770	$—	$3,033,766,770
Short-Term Investments	—	36,170,213	36,170,213
Total Value of Securities	$3,033,766,770	$36,170,213	$3,069,936,983

During the period ended July 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

4     NQ-101 [7/16] 9/16 (17518)

Schedule of investments
Delaware Global Real Estate Opportunities Fund	July 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bond – 0.44%
VEREIT 3.75% exercise price $14.99, maturity date
12/15/20 @	303,000	$307,357
Total Convertible Bond (cost $292,918)		307,357

	Number of shares
Common Stock – 93.29%Δ
Australia – 6.88%
Charter Hall Group	167,968	712,272
Dexus Property Group	133,203	988,994
Goodman Group	174,563	1,000,250
GPT Group-In Specie @=†	1,377,200	0
Scentre Group	323,478	1,302,884
Westfield	101,338	822,486
		4,826,886
Canada – 0.52%
RioCan Real Estate Investment Trust	16,400	364,012
		364,012
China/Hong Kong – 6.57%
Hongkong Land Holdings	96,100	615,040
Hysan Development	214,072	985,045
Link REIT	131,000	977,637
Sino Land	260,000	463,807
Sun Hung Kai Properties	109,724	1,569,829
		4,611,358
France – 4.25%
Gecina	8,347	1,262,612
Klepierre	21,023	1,006,547
Unibail-Rodamco	2,590	712,757
		2,981,916
Germany – 5.36%
alstria office REIT †	78,213	1,088,655
Deutsche Wohnen	26,317	984,915
Vonovia	42,700	1,692,333
		3,765,903
Ireland – 0.71%
Green REIT	304,097	499,091
		499,091
Japan – 4.90%
Mitsubishi Estate	65,642	1,240,980
Mitsui Fudosan	66,446	1,467,497
Orix JREIT	204	376,871

NQ-223 [7/16] 9/16 (17517)     1

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Japan (continued)
United Urban Investment	188	$352,471
		3,437,819
Singapore – 1.16%
Mapletree Commercial Trust	687,694	813,004
		813,004
Spain – 1.20%
Merlin Properties Socimi	73,727	844,050
		844,050
Sweden – 0.53%
Fabege	20,742	370,384
		370,384
United Kingdom – 5.32%
Grainger	224,961	647,253
Great Portland Estates	57,041	515,980
Shaftesbury	120,482	1,489,281
Unite Group	77,723	651,634
Workspace Group	46,329	432,264
		3,736,412
United States – 55.89%
Alexandria Real Estate Equities	17,366	1,950,202
American Campus Communities	15,337	829,272
Apartment Investment & Management	23,393	1,075,376
AvalonBay Communities	3,740	694,331
Boston Properties	6,037	858,039
Brixmor Property Group	25,699	729,852
Columbia Property Trust	14,182	344,623
CoreSite Realty	5,859	483,543
CubeSmart	18,274	542,921
DCT Industrial Trust	22,759	1,142,957
DDR	40,325	796,015
Douglas Emmett	16,999	646,642
Duke Realty	47,028	1,353,936
Empire State Realty Trust	24,242	508,840
Equinix	3,607	1,344,942
Equity Commonwealth @†	32,181	966,074
Equity One	24,617	819,008
Equity Residential	7,884	536,033
Extra Space Storage	3,490	300,210
Federal Realty Investment Trust	3,725	632,133
First Industrial Realty Trust	34,732	1,023,552
General Growth Properties	29,514	942,972
Healthcare Realty Trust	16,440	594,470

2     NQ-223 [7/16] 9/16 (17517)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United States (continued)
Host Hotels & Resorts	51,385	$911,570
Kimco Realty	23,222	745,426
Liberty Property Trust	10,394	430,104
Mack-Cali Realty	37,682	1,062,632
MGM Growth Properties	20,515	556,162
National Retail Properties	14,589	775,551
Pebblebrook Hotel Trust	10,749	318,708
Post Properties	11,366	722,764
Prologis	19,278	1,050,458
Public Storage	2,006	479,274
Regency Centers	10,153	862,294
Retail Properties of America	41,312	728,331
Simon Property Group	13,503	3,065,721
SL Green Realty	7,688	905,800
Spirit Realty Capital	58,357	797,740
STORE Capital	12,473	389,033
Sunstone Hotel Investors	46,616	619,993
Taubman Centers	5,161	417,628
UDR	23,032	857,481
Urban Edge Properties	37,383	1,118,126
Ventas	9,367	713,391
Vornado Realty Trust	13,556	1,455,914
Washington Real Estate Investment Trust	17,506	600,281
Welltower	6,642	526,910
		39,227,235
Total Common Stock (cost $59,753,370)		65,478,070

	Principal amount°
Short-Term Investments – 4.74%
Discount Notes – 4.28%≠
Federal Home Loan Bank
0.162% 8/3/16	225,994	225,991
0.174% 8/5/16	1,076,685	1,076,656
0.241% 8/10/16	310,534	310,520
0.271% 8/29/16	127,349	127,331
0.28% 8/26/16	603,497	603,423
0.318% 9/7/16	100,998	100,973
0.322% 9/19/16	257,995	257,911
0.375% 9/21/16	80,788	80,755
0.376% 9/23/16	98,547	98,512

NQ-223 [7/16] 9/16 (17517)     3

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.464% 8/15/16	118,293	$118,285
		3,000,357
Repurchase Agreements – 0.46%
Bank of America Merrill Lynch
0.29%, dated 7/29/16, to be repurchased on 8/1/16,
repurchase price $92,483 (collateralized by U.S.
government obligations 3.375% 5/15/44;
market value $94,331)	92,481	92,481
Bank of Montreal
0.26%, dated 7/29/16, to be repurchased on 8/1/16,
repurchase price $154,138 (collateralized by U.S.
government obligations 0.125%-3.125%
2/15/19-11/15/45; market value $157,218)	154,135	154,135
BNP Paribas
0.33%, dated 7/29/16, to be repurchased on 8/1/16,
repurchase price $79,386 (collateralized by U.S.
government obligations 0.00%-4.250%
8/31/19-11/15/40; market value $80,972)	79,384	79,384
		326,000
Total Short-Term Investments (cost $3,326,188)		3,326,357

Total Value of Securities – 98.47%
(cost $63,372,476)		69,111,784
Receivables and Other Assets Net of Liabilities – 1.53%		1,070,861
Net Assets Applicable to 8,774,583 Shares Outstanding – 100.00%		$70,182,645

@	Illiquid security. At July 31, 2016, the aggregate value of illiquid securities was $1,273,431, which represents 1.81% of the Fund’s net assets.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

4     NQ-223 [7/16] 9/16 (17517)

(Unaudited)

The following foreign currency exchange contracts were outstanding at July 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	AUD	(490,751)	USD	368,370	8/2/16	$(4,529)
BNYM	CAD	(143,302)	USD	108,699	8/2/16	(1,060)
BNYM	EUR	63,377	USD	(70,242)	8/1/16	622
BNYM	GBP	124,031	USD	(163,007)	8/1/16	1,147
BNYM	GBP	107,381	USD	(142,016)	8/2/16	104
BNYM	HKD	396,751	USD	(51,179)	8/1/16	(39)
BNYM	JPY	(4,914,850)	USD	48,055	8/3/16	(120)
BNYM	SEK	292,317	USD	(33,860)	8/1/16	308
BNYM	SEK	166,269	USD	(19,433)	8/2/16	1
						$(3,566)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AUD – Australian Dollar
BNYM – BNY Mellon
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
REIT – Real Estate Investment Trust
SEK – Swedish Krona
USD – U.S. Dollar

NQ-223 [7/16] 9/16 (17517)     5

Notes
Delaware Global Real Estate Opportunities Fund	July 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware Global Real Estate Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At July 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$63,372,476
Aggregate unrealized appreciation of investments	$6,637,691
Aggregate unrealized depreciation of investments	(898,383)
Net unrealized appreciation of investments	$5,739,308

6     NQ-223 [7/16] 9/16 (17517)

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-223 [7/16] 9/16 (17517)     7

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Convertible Bond	$—	$307,357	$—	$307,357
Common Stock	65,478,070	—	—	65,478,070
Short-Term Investments	—	3,326,357	—	3,326,357
Total Value of Securities	$65,478,070	$3,633,714	$—	$69,111,784

Foreign Currency Exchange Contracts	$—	$(3,566)	$—	$(3,566)

A security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

During the period ended July 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-223 [7/16] 9/16 (17517)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: